UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Global Energy Solutions Fund

Class A CGAEX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,413	$10,785	$10,650
11/15	$10,199	$10,696	$10,738
12/15	$10,615	$10,503	$11,028
1/16	$9,675	$9,869	$9,913
2/16	$9,675	$9,802	$10,125
3/16	$10,351	$10,528	$10,874
4/16	$10,351	$10,683	$10,848
5/16	$10,219	$10,697	$10,659
6/16	$9,774	$10,632	$10,426
7/16	$10,120	$11,090	$10,870
8/16	$10,087	$11,128	$11,002
9/16	$10,269	$11,196	$11,106
10/16	$9,725	$11,006	$10,742
11/16	$9,576	$11,089	$10,602
12/16	$9,794	$11,329	$10,907
1/17	$10,144	$11,639	$11,304
2/17	$10,361	$11,965	$11,552
3/17	$10,494	$12,112	$11,690
4/17	$10,777	$12,300	$12,015
5/17	$11,077	$12,572	$12,363
6/17	$11,260	$12,629	$12,575
7/17	$11,560	$12,982	$12,919
8/17	$11,610	$13,032	$12,987
9/17	$12,043	$13,284	$13,488
10/17	$12,509	$13,559	$14,031
11/17	$12,443	$13,822	$13,970
12/17	$12,675	$14,045	$14,283
1/18	$13,147	$14,837	$14,837
2/18	$12,422	$14,214	$14,049
3/18	$12,304	$13,910	$13,823
4/18	$12,203	$14,042	$13,800
5/18	$12,321	$14,060	$13,918
6/18	$11,765	$13,984	$13,279
7/18	$12,051	$14,406	$13,603
8/18	$11,950	$14,519	$13,512
9/18	$11,714	$14,582	$13,278
10/18	$10,551	$13,489	$11,910
11/18	$10,922	$13,686	$12,335
12/18	$10,182	$12,722	$11,494
1/19	$11,313	$13,727	$12,810
2/19	$11,707	$14,094	$13,306
3/19	$11,587	$14,271	$13,160
4/19	$12,085	$14,753	$13,745
5/19	$11,262	$13,878	$12,799
6/19	$12,136	$14,787	$13,829
7/19	$11,947	$14,830	$13,722
8/19	$11,759	$14,478	$13,427
9/19	$12,136	$14,783	$13,876
10/19	$12,530	$15,188	$14,358
11/19	$12,856	$15,558	$14,751
12/19	$13,558	$16,106	$15,606
1/20	$13,385	$15,928	$15,473
2/20	$12,883	$14,642	$14,741
3/20	$10,372	$12,665	$11,916
4/20	$11,705	$14,022	$13,480
5/20	$12,467	$14,632	$14,307
6/20	$13,246	$15,099	$15,216
7/20	$14,632	$15,898	$16,893
8/20	$16,329	$16,871	$18,888
9/20	$16,519	$16,327	$19,073
10/20	$16,640	$15,930	$19,229
11/20	$19,705	$17,894	$22,877
12/20	$21,847	$18,724	$25,384
1/21	$22,405	$18,639	$26,173
2/21	$21,934	$19,071	$25,640
3/21	$22,074	$19,580	$25,799
4/21	$22,213	$20,436	$26,039
5/21	$22,440	$20,754	$26,339
6/21	$22,893	$21,028	$26,847
7/21	$23,085	$21,173	$27,095
8/21	$23,417	$21,703	$27,542
9/21	$22,301	$20,806	$26,306
10/21	$24,131	$21,868	$28,428
11/21	$23,277	$21,342	$27,404
12/21	$23,268	$22,195	$27,471
1/22	$21,153	$21,105	$24,821
2/22	$21,432	$20,560	$25,321
3/22	$21,747	$21,005	$25,845
4/22	$19,754	$19,324	$23,505
5/22	$20,453	$19,347	$24,187
6/22	$18,513	$17,716	$21,898
7/22	$20,523	$18,953	$24,324
8/22	$19,789	$18,255	$23,630
9/22	$17,237	$16,508	$20,616
10/22	$18,006	$17,504	$21,473
11/22	$20,331	$18,862	$23,941
12/22	$19,160	$18,119	$22,901
1/23	$20,972	$19,418	$25,015
2/23	$20,110	$18,862	$24,157
3/23	$20,796	$19,443	$24,898
4/23	$20,356	$19,723	$24,395
5/23	$20,110	$19,511	$24,100
6/23	$21,095	$20,644	$25,304
7/23	$21,781	$21,400	$26,229
8/23	$20,022	$20,802	$24,118
9/23	$18,509	$19,942	$22,335
10/23	$16,855	$19,342	$20,239
11/23	$18,650	$21,127	$22,495
12/23	$20,191	$22,142	$24,360
1/24	$18,470	$22,272	$22,427
2/24	$18,789	$23,228	$22,684
3/24	$19,570	$23,957	$23,664
4/24	$18,896	$23,167	$22,947
5/24	$20,564	$24,108	$24,813
6/24	$19,268	$24,644	$23,345
7/24	$19,872	$25,042	$24,083
8/24	$20,013	$25,678	$24,280
9/24	$21,007	$26,274	$25,566
10/24	$19,836	$25,685	$24,090
11/24	$19,747	$26,645	$23,969
12/24	$18,711	$26,015	$22,797
1/25	$18,765	$26,888	$22,949
2/25	$18,640	$26,726	$22,718
3/25	$18,264	$25,670	$22,193
4/25	$18,908	$25,909	$23,049
5/25	$20,269	$27,399	$24,736
6/25	$21,379	$28,629	$26,071
7/25	$22,149	$29,017	$27,174
8/25	$23,116	$29,734	$28,342
9/25	$23,811	$30,811	$29,185

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	13.36%	7.59%	9.65%
Class A with 5.25% Maximum Sales Charge	7.38%	6.43%	9.06%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
32.4%
China
5.6%
Germany
5.6%
Japan
4.8%
Canada
4.7%
Taiwan
4.6%
France
4.6%
Spain
4.4%
United Kingdom
3.8%
Denmark
3.5%
Other
26.0%

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGAEX-TSR-AR

Calvert Global Energy Solutions Fund

Class C CGACX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,978	$10,785	$10,650
11/15	$10,738	$10,696	$10,738
12/15	$11,181	$10,503	$11,028
1/16	$10,166	$9,869	$9,913
2/16	$10,185	$9,802	$10,125
3/16	$10,867	$10,528	$10,874
4/16	$10,867	$10,683	$10,848
5/16	$10,720	$10,697	$10,659
6/16	$10,240	$10,632	$10,426
7/16	$10,609	$11,090	$10,870
8/16	$10,572	$11,128	$11,002
9/16	$10,738	$11,196	$11,106
10/16	$10,185	$11,006	$10,742
11/16	$10,018	$11,089	$10,602
12/16	$10,242	$11,329	$10,907
1/17	$10,593	$11,639	$11,304
2/17	$10,796	$11,965	$11,552
3/17	$10,944	$12,112	$11,690
4/17	$11,222	$12,300	$12,015
5/17	$11,536	$12,572	$12,363
6/17	$11,721	$12,629	$12,575
7/17	$12,017	$12,982	$12,919
8/17	$12,072	$13,032	$12,987
9/17	$12,497	$13,284	$13,488
10/17	$12,978	$13,559	$14,031
11/17	$12,904	$13,822	$13,970
12/17	$13,143	$14,045	$14,283
1/18	$13,626	$14,837	$14,837
2/18	$12,864	$14,214	$14,049
3/18	$12,734	$13,910	$13,823
4/18	$12,604	$14,042	$13,800
5/18	$12,734	$14,060	$13,918
6/18	$12,139	$13,984	$13,279
7/18	$12,436	$14,406	$13,603
8/18	$12,325	$14,519	$13,512
9/18	$12,083	$14,582	$13,278
10/18	$10,856	$13,489	$11,910
11/18	$11,246	$13,686	$12,335
12/18	$10,478	$12,722	$11,494
1/19	$11,640	$13,727	$12,810
2/19	$12,033	$14,094	$13,306
3/19	$11,902	$14,271	$13,160
4/19	$12,408	$14,753	$13,745
5/19	$11,546	$13,878	$12,799
6/19	$12,427	$14,787	$13,829
7/19	$12,240	$14,830	$13,722
8/19	$12,033	$14,478	$13,427
9/19	$12,427	$14,783	$13,876
10/19	$12,821	$15,188	$14,358
11/19	$13,139	$15,558	$14,751
12/19	$13,864	$16,106	$15,606
1/20	$13,657	$15,928	$15,473
2/20	$13,131	$14,642	$14,741
3/20	$10,572	$12,665	$11,916
4/20	$11,927	$14,022	$13,480
5/20	$12,698	$14,632	$14,307
6/20	$13,488	$15,099	$15,216
7/20	$14,880	$15,898	$16,893
8/20	$16,611	$16,871	$18,888
9/20	$16,780	$16,327	$19,073
10/20	$16,893	$15,930	$19,229
11/20	$19,997	$17,894	$22,877
12/20	$22,153	$18,724	$25,384
1/21	$22,699	$18,639	$26,173
2/21	$22,209	$19,071	$25,640
3/21	$22,341	$19,580	$25,799
4/21	$22,454	$20,436	$26,039
5/21	$22,680	$20,754	$26,339
6/21	$23,113	$21,028	$26,847
7/21	$23,302	$21,173	$27,095
8/21	$23,622	$21,703	$27,542
9/21	$22,473	$20,806	$26,306
10/21	$24,319	$21,868	$28,428
11/21	$23,434	$21,342	$27,404
12/21	$23,396	$22,195	$27,471
1/22	$21,267	$21,105	$24,821
2/22	$21,531	$20,560	$25,321
3/22	$21,833	$21,005	$25,845
4/22	$19,817	$19,324	$23,505
5/22	$20,514	$19,347	$24,187
6/22	$18,555	$17,716	$21,898
7/22	$20,552	$18,953	$24,324
8/22	$19,798	$18,255	$23,630
9/22	$17,236	$16,508	$20,616
10/22	$18,009	$17,504	$21,473
11/22	$20,307	$18,862	$23,941
12/22	$19,139	$18,119	$22,901
1/23	$20,928	$19,418	$25,015
2/23	$20,062	$18,862	$24,157
3/23	$20,721	$19,443	$24,898
4/23	$20,288	$19,723	$24,395
5/23	$20,024	$19,511	$24,100
6/23	$20,985	$20,644	$25,304
7/23	$21,663	$21,400	$26,229
8/23	$19,892	$20,802	$24,118
9/23	$18,385	$19,942	$22,335
10/23	$16,728	$19,342	$20,239
11/23	$18,498	$21,127	$22,495
12/23	$20,019	$22,142	$24,360
1/24	$18,304	$22,272	$22,427
2/24	$18,587	$23,228	$22,684
3/24	$19,360	$23,957	$23,664
4/24	$18,681	$23,167	$22,947
5/24	$20,302	$24,108	$24,813
6/24	$19,020	$24,644	$23,345
7/24	$19,624	$25,042	$24,083
8/24	$19,737	$25,678	$24,280
9/24	$20,698	$26,274	$25,566
10/24	$19,548	$25,685	$24,090
11/24	$19,454	$26,645	$23,969
12/24	$18,410	$26,015	$22,797
1/25	$18,448	$26,888	$22,949
2/25	$18,316	$26,726	$22,718
3/25	$17,938	$25,670	$22,193
4/25	$18,561	$25,909	$23,049
5/25	$19,881	$27,399	$24,736
6/25	$20,956	$28,629	$26,071
7/25	$21,692	$29,017	$27,174
8/25	$22,616	$29,734	$28,342
9/25	$23,655	$30,811	$29,185

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.55%	6.78%	8.98%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.55%	6.78%	8.98%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGACX-TSR-AR

Calvert Global Energy Solutions Fund

Class I CAEIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,120,145	$1,050,290	$1,102,764
3/16	$1,094,453	$1,052,792	$1,087,432
6/16	$1,034,507	$1,063,202	$1,042,637
9/16	$1,087,602	$1,119,571	$1,110,646
12/16	$1,039,080	$1,132,888	$1,090,732
3/17	$1,114,047	$1,211,150	$1,169,044
6/17	$1,195,988	$1,262,905	$1,257,496
9/17	$1,279,672	$1,328,350	$1,348,835
12/17	$1,347,031	$1,404,465	$1,428,326
3/18	$1,309,909	$1,390,960	$1,382,334
6/18	$1,253,340	$1,398,382	$1,327,915
9/18	$1,249,805	$1,458,189	$1,327,787
12/18	$1,087,419	$1,272,243	$1,149,356
3/19	$1,237,097	$1,427,139	$1,315,967
6/19	$1,296,608	$1,478,686	$1,382,908
9/19	$1,298,411	$1,478,303	$1,387,592
12/19	$1,451,501	$1,610,626	$1,560,578
3/20	$1,110,079	$1,266,513	$1,191,568
6/20	$1,420,463	$1,509,923	$1,521,584
9/20	$1,771,014	$1,632,684	$1,907,271
12/20	$2,344,220	$1,872,432	$2,538,412
3/21	$2,370,001	$1,958,028	$2,579,895
6/21	$2,458,393	$2,102,794	$2,684,685
9/21	$2,395,782	$2,080,621	$2,630,568
12/21	$2,502,137	$2,219,531	$2,747,076
3/22	$2,339,276	$2,100,547	$2,584,526
6/22	$1,993,197	$1,771,590	$2,189,811
9/22	$1,856,245	$1,650,773	$2,061,585
12/22	$2,066,212	$1,811,936	$2,290,114
3/23	$2,243,529	$1,944,313	$2,489,841
6/23	$2,277,126	$2,064,418	$2,530,366
9/23	$1,999,018	$1,994,175	$2,233,538
12/23	$2,182,985	$2,214,220	$2,435,961
3/24	$2,116,948	$2,395,705	$2,366,360
6/24	$2,084,873	$2,464,444	$2,334,473
9/24	$2,275,437	$2,627,439	$2,556,568
12/24	$2,027,382	$2,601,458	$2,279,717
3/25	$1,981,565	$2,567,001	$2,219,275
6/25	$2,319,462	$2,862,889	$2,607,106
9/25	$2,584,816	$3,081,122	$2,918,483

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.60%	7.85%	9.95%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAEIX-TSR-AR

Calvert Global Water Fund

Class A CFWAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,227	$10,785	$10,692
11/15	$10,367	$10,696	$10,838
12/15	$9,752	$10,503	$10,555
1/16	$9,204	$9,869	$10,348
2/16	$9,350	$9,802	$10,433
3/16	$10,223	$10,528	$11,277
4/16	$10,625	$10,683	$11,768
5/16	$10,618	$10,697	$11,852
6/16	$10,803	$10,632	$12,050
7/16	$11,058	$11,090	$12,375
8/16	$11,103	$11,128	$12,416
9/16	$11,288	$11,196	$12,629
10/16	$10,893	$11,006	$12,198
11/16	$11,103	$11,089	$12,449
12/16	$11,116	$11,329	$12,554
1/17	$11,383	$11,639	$12,892
2/17	$11,606	$11,965	$13,160
3/17	$11,772	$12,112	$13,342
4/17	$12,008	$12,300	$13,627
5/17	$12,027	$12,572	$13,657
6/17	$12,091	$12,629	$13,727
7/17	$12,397	$12,982	$14,088
8/17	$12,231	$13,032	$13,902
9/17	$12,696	$13,284	$14,458
10/17	$12,887	$13,559	$14,679
11/17	$13,193	$13,822	$15,056
12/17	$13,214	$14,045	$15,128
1/18	$13,472	$14,837	$15,441
2/18	$12,725	$14,214	$14,615
3/18	$12,796	$13,910	$14,652
4/18	$12,796	$14,042	$14,711
5/18	$12,847	$14,060	$14,753
6/18	$12,674	$13,984	$14,605
7/18	$13,066	$14,406	$15,054
8/18	$12,976	$14,519	$14,996
9/18	$12,867	$14,582	$14,885
10/18	$11,805	$13,489	$13,646
11/18	$12,075	$13,686	$13,947
12/18	$11,413	$12,722	$13,201
1/19	$12,359	$13,727	$14,384
2/19	$12,756	$14,094	$14,874
3/19	$12,743	$14,271	$14,852
4/19	$13,206	$14,753	$15,391
5/19	$12,359	$13,878	$14,413
6/19	$13,382	$14,787	$15,646
7/19	$13,356	$14,830	$15,686
8/19	$13,147	$14,478	$15,400
9/19	$13,493	$14,783	$15,808
10/19	$14,099	$15,188	$16,551
11/19	$14,112	$15,558	$16,576
12/19	$14,612	$16,106	$17,207
1/20	$14,447	$15,928	$17,067
2/20	$13,396	$14,642	$15,713
3/20	$11,266	$12,665	$13,296
4/20	$12,219	$14,022	$14,435
5/20	$12,890	$14,632	$15,175
6/20	$13,074	$15,099	$15,406
7/20	$13,672	$15,898	$16,171
8/20	$14,329	$16,871	$16,987
9/20	$14,244	$16,327	$16,870
10/20	$14,244	$15,930	$16,880
11/20	$15,907	$17,894	$18,929
12/20	$16,772	$18,724	$19,949
1/21	$16,613	$18,639	$19,813
2/21	$17,129	$19,071	$20,431
3/21	$17,871	$19,580	$21,326
4/21	$18,646	$20,436	$22,283
5/21	$18,925	$20,754	$22,617
6/21	$18,858	$21,028	$22,563
7/21	$19,488	$21,173	$23,338
8/21	$20,110	$21,703	$24,131
9/21	$18,951	$20,806	$22,805
10/21	$19,779	$21,868	$23,770
11/21	$19,527	$21,342	$23,471
12/21	$20,561	$22,195	$24,778
1/22	$18,943	$21,105	$22,756
2/22	$18,428	$20,560	$22,236
3/22	$18,415	$21,005	$22,321
4/22	$17,038	$19,324	$20,662
5/22	$17,038	$19,347	$20,602
6/22	$15,734	$17,716	$19,002
7/22	$17,185	$18,953	$20,764
8/22	$16,269	$18,255	$19,765
9/22	$14,664	$16,508	$17,830
10/22	$15,834	$17,504	$19,230
11/22	$17,232	$18,862	$20,758
12/22	$16,528	$18,119	$20,081
1/23	$17,960	$19,418	$21,797
2/23	$17,560	$18,862	$21,414
3/23	$17,817	$19,443	$21,692
4/23	$17,831	$19,723	$21,724
5/23	$17,526	$19,511	$21,337
6/23	$18,543	$20,644	$22,609
7/23	$19,032	$21,400	$23,280
8/23	$18,326	$20,802	$22,440
9/23	$17,010	$19,942	$20,860
10/23	$16,427	$19,342	$20,078
11/23	$18,218	$21,127	$22,355
12/23	$19,554	$22,142	$24,020
1/24	$18,788	$22,272	$23,195
2/24	$19,658	$23,228	$24,185
3/24	$20,264	$23,957	$24,966
4/24	$19,519	$23,167	$24,121
5/24	$20,396	$24,108	$25,094
6/24	$19,825	$24,644	$24,472
7/24	$21,078	$25,042	$26,031
8/24	$21,531	$25,678	$26,605
9/24	$22,408	$26,274	$27,765
10/24	$21,071	$25,685	$26,118
11/24	$21,607	$26,645	$26,744
12/24	$20,325	$26,015	$25,273
1/25	$20,751	$26,888	$25,849
2/25	$20,583	$26,726	$25,560
3/25	$20,363	$25,670	$25,258
4/25	$21,032	$25,909	$26,161
5/25	$21,717	$27,399	$27,040
6/25	$22,417	$28,629	$27,891
7/25	$22,394	$29,017	$28,011
8/25	$23,215	$29,734	$29,013
9/25	$23,396	$30,811	$29,207

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	4.38%	10.42%	9.45%
Class A with 5.25% Maximum Sales Charge	(1.09)%	9.24%	8.86%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
49.5%
United Kingdom
8.6%
Japan
6.5%
Switzerland
4.9%
China
4.6%
Brazil
4.3%
France
3.3%
Australia
2.0%
Italy
2.0%
South Korea
1.8%
Other
12.5%

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFWAX-TSR-AR

Calvert Global Water Fund

Class C CFWCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,788	$10,785	$10,692
11/15	$10,925	$10,696	$10,838
12/15	$10,275	$10,503	$10,555
1/16	$9,689	$9,869	$10,348
2/16	$9,834	$9,802	$10,433
3/16	$10,751	$10,528	$11,277
4/16	$11,163	$10,683	$11,768
5/16	$11,156	$10,697	$11,852
6/16	$11,337	$10,632	$12,050
7/16	$11,604	$11,090	$12,375
8/16	$11,640	$11,128	$12,416
9/16	$11,828	$11,196	$12,629
10/16	$11,402	$11,006	$12,198
11/16	$11,619	$11,089	$12,449
12/16	$11,626	$11,329	$12,554
1/17	$11,900	$11,639	$12,892
2/17	$12,124	$11,965	$13,160
3/17	$12,283	$12,112	$13,342
4/17	$12,529	$12,300	$13,627
5/17	$12,536	$12,572	$13,657
6/17	$12,594	$12,629	$13,727
7/17	$12,905	$12,982	$14,088
8/17	$12,731	$13,032	$13,902
9/17	$13,208	$13,284	$14,458
10/17	$13,389	$13,559	$14,679
11/17	$13,707	$13,822	$15,056
12/17	$13,709	$14,045	$15,128
1/18	$13,970	$14,837	$15,441
2/18	$13,194	$14,214	$14,615
3/18	$13,259	$13,910	$14,652
4/18	$13,252	$14,042	$14,711
5/18	$13,296	$14,060	$14,753
6/18	$13,107	$13,984	$14,605
7/18	$13,506	$14,406	$15,054
8/18	$13,404	$14,519	$14,996
9/18	$13,288	$14,582	$14,885
10/18	$12,179	$13,489	$13,646
11/18	$12,455	$13,686	$13,947
12/18	$11,761	$12,722	$13,201
1/19	$12,730	$13,727	$14,384
2/19	$13,131	$14,094	$14,874
3/19	$13,109	$14,271	$14,852
4/19	$13,575	$14,753	$15,391
5/19	$12,694	$13,878	$14,413
6/19	$13,743	$14,787	$15,646
7/19	$13,699	$14,830	$15,686
8/19	$13,481	$14,478	$15,400
9/19	$13,831	$14,783	$15,808
10/19	$14,435	$15,188	$16,551
11/19	$14,443	$15,558	$16,576
12/19	$14,947	$16,106	$17,207
1/20	$14,764	$15,928	$17,067
2/20	$13,684	$14,642	$15,713
3/20	$11,500	$12,665	$13,296
4/20	$12,472	$14,022	$14,435
5/20	$13,143	$14,632	$15,175
6/20	$13,319	$15,099	$15,406
7/20	$13,917	$15,898	$16,171
8/20	$14,582	$16,871	$16,987
9/20	$14,487	$16,327	$16,870
10/20	$14,472	$15,930	$16,880
11/20	$16,159	$17,894	$18,929
12/20	$17,026	$18,724	$19,949
1/21	$16,851	$18,639	$19,813
2/21	$17,369	$19,071	$20,431
3/21	$18,107	$19,580	$21,326
4/21	$18,881	$20,436	$22,283
5/21	$19,151	$20,754	$22,617
6/21	$19,071	$21,028	$22,563
7/21	$19,692	$21,173	$23,338
8/21	$20,305	$21,703	$24,131
9/21	$19,129	$20,806	$22,805
10/21	$19,955	$21,868	$23,770
11/21	$19,685	$21,342	$23,471
12/21	$20,718	$22,195	$24,778
1/22	$19,077	$21,105	$22,756
2/22	$18,543	$20,560	$22,236
3/22	$18,521	$21,005	$22,321
4/22	$17,122	$19,324	$20,662
5/22	$17,115	$19,347	$20,602
6/22	$15,796	$17,716	$19,002
7/22	$17,239	$18,953	$20,764
8/22	$16,309	$18,255	$19,765
9/22	$14,691	$16,508	$17,830
10/22	$15,855	$17,504	$19,230
11/22	$17,239	$18,862	$20,758
12/22	$16,534	$18,119	$20,081
1/23	$17,950	$19,418	$21,797
2/23	$17,537	$18,862	$21,414
3/23	$17,788	$19,443	$21,692
4/23	$17,788	$19,723	$21,724
5/23	$17,471	$19,511	$21,337
6/23	$18,474	$20,644	$22,609
7/23	$18,953	$21,400	$23,280
8/23	$18,238	$20,802	$22,440
9/23	$16,918	$19,942	$20,860
10/23	$16,320	$19,342	$20,078
11/23	$18,090	$21,127	$22,355
12/23	$19,407	$22,142	$24,020
1/24	$18,632	$22,272	$23,195
2/24	$19,490	$23,228	$24,185
3/24	$20,076	$23,957	$24,966
4/24	$19,324	$23,167	$24,121
5/24	$20,182	$24,108	$25,094
6/24	$19,602	$24,644	$24,472
7/24	$20,829	$25,042	$26,031
8/24	$21,257	$25,678	$26,605
9/24	$22,115	$26,274	$27,765
10/24	$20,783	$25,685	$26,118
11/24	$21,295	$26,645	$26,744
12/24	$20,023	$26,015	$25,273
1/25	$20,426	$26,888	$25,849
2/25	$20,253	$26,726	$25,560
3/25	$20,015	$25,670	$25,258
4/25	$20,664	$25,909	$26,161
5/25	$21,329	$27,399	$27,040
6/25	$21,994	$28,629	$27,891
7/25	$21,970	$29,017	$28,011
8/25	$22,750	$29,734	$29,013
9/25	$23,263	$30,811	$29,207

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.58%	9.59%	8.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.63%	9.59%	8.80%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFWCX-TSR-AR

Calvert Global Water Fund

Class I CFWIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,030,617	$1,050,290	$1,055,459
3/16	$1,081,745	$1,052,792	$1,127,721
6/16	$1,143,635	$1,063,202	$1,205,009
9/16	$1,196,781	$1,119,571	$1,262,930
12/16	$1,179,290	$1,132,888	$1,255,376
3/17	$1,249,926	$1,211,150	$1,334,188
6/17	$1,284,908	$1,262,905	$1,372,692
9/17	$1,350,835	$1,328,350	$1,445,756
12/17	$1,406,944	$1,404,465	$1,512,803
3/18	$1,364,000	$1,390,960	$1,465,224
6/18	$1,351,730	$1,398,382	$1,460,476
9/18	$1,373,543	$1,458,189	$1,488,497
12/18	$1,219,548	$1,272,243	$1,320,053
3/19	$1,362,290	$1,427,139	$1,485,221
6/19	$1,432,276	$1,478,686	$1,564,569
9/19	$1,444,748	$1,478,303	$1,580,758
12/19	$1,565,318	$1,610,626	$1,720,734
3/20	$1,207,431	$1,266,513	$1,329,557
6/20	$1,402,133	$1,509,923	$1,540,645
9/20	$1,528,899	$1,632,684	$1,686,983
12/20	$1,801,310	$1,872,432	$1,994,942
3/21	$1,920,832	$1,958,028	$2,132,591
6/21	$2,028,330	$2,102,794	$2,256,271
9/21	$2,039,646	$2,080,621	$2,280,521
12/21	$2,214,510	$2,219,531	$2,477,758
3/22	$1,984,116	$2,100,547	$2,232,101
6/22	$1,696,480	$1,771,590	$1,900,194
9/22	$1,581,998	$1,650,773	$1,782,968
12/22	$1,784,909	$1,811,936	$2,008,054
3/23	$1,924,673	$1,944,313	$2,169,179
6/23	$2,004,019	$2,064,418	$2,260,913
9/23	$1,840,232	$1,994,175	$2,086,029
12/23	$2,115,942	$2,214,220	$2,401,958
3/24	$2,194,532	$2,395,705	$2,496,584
6/24	$2,148,126	$2,464,444	$2,447,247
9/24	$2,429,553	$2,627,439	$2,776,546
12/24	$2,205,073	$2,601,458	$2,527,291
3/25	$2,210,809	$2,567,001	$2,525,825
6/25	$2,434,512	$2,862,889	$2,789,063
9/25	$2,541,857	$3,081,122	$2,920,715

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	4.62%	10.70%	9.77%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFWIX-TSR-AR

Calvert Green Bond Fund

Class A CGAFX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,686	$10,032	$9,983
11/15	$9,641	$9,995	$9,977
12/15	$9,614	$9,945	$9,944
1/16	$9,724	$10,055	$10,080
2/16	$9,770	$10,127	$10,121
3/16	$9,868	$10,251	$10,189
4/16	$9,914	$10,321	$10,218
5/16	$9,939	$10,329	$10,226
6/16	$10,082	$10,511	$10,373
7/16	$10,168	$10,597	$10,419
8/16	$10,170	$10,609	$10,405
9/16	$10,179	$10,611	$10,418
10/16	$10,122	$10,541	$10,347
11/16	$9,968	$10,304	$10,092
12/16	$9,966	$10,334	$10,094
1/17	$10,008	$10,371	$10,129
2/17	$10,068	$10,451	$10,213
3/17	$10,069	$10,447	$10,231
4/17	$10,122	$10,534	$10,307
5/17	$10,177	$10,615	$10,387
6/17	$10,184	$10,606	$10,376
7/17	$10,231	$10,659	$10,432
8/17	$10,304	$10,751	$10,516
9/17	$10,250	$10,713	$10,467
10/17	$10,249	$10,726	$10,453
11/17	$10,244	$10,710	$10,455
12/17	$10,266	$10,757	$10,457
1/18	$10,182	$10,654	$10,356
2/18	$10,120	$10,553	$10,271
3/18	$10,150	$10,606	$10,288
4/18	$10,097	$10,535	$10,215
5/18	$10,142	$10,592	$10,245
6/18	$10,143	$10,577	$10,259
7/18	$10,141	$10,599	$10,284
8/18	$10,215	$10,651	$10,325
9/18	$10,168	$10,606	$10,289
10/18	$10,111	$10,517	$10,182
11/18	$10,164	$10,564	$10,190
12/18	$10,296	$10,730	$10,446
1/19	$10,378	$10,878	$10,566
2/19	$10,406	$10,889	$10,587
3/19	$10,578	$11,086	$10,797
4/19	$10,605	$11,102	$10,835
5/19	$10,743	$11,272	$11,001
6/19	$10,882	$11,431	$11,173
7/19	$10,951	$11,465	$11,219
8/19	$11,209	$11,725	$11,483
9/19	$11,135	$11,674	$11,415
10/19	$11,168	$11,712	$11,473
11/19	$11,160	$11,709	$11,462
12/19	$11,120	$11,727	$11,475
1/20	$11,384	$11,937	$11,727
2/20	$11,501	$12,116	$11,903
3/20	$10,872	$11,879	$11,425
4/20	$11,286	$12,117	$11,759
5/20	$11,347	$12,230	$11,875
6/20	$11,499	$12,332	$12,060
7/20	$11,735	$12,549	$12,293
8/20	$11,708	$12,477	$12,224
9/20	$11,723	$12,454	$12,188
10/20	$11,708	$12,410	$12,173
11/20	$11,852	$12,572	$12,378
12/20	$11,897	$12,615	$12,449
1/21	$11,874	$12,536	$12,352
2/21	$11,722	$12,374	$12,136
3/21	$11,640	$12,230	$12,017
4/21	$11,667	$12,333	$12,137
5/21	$11,687	$12,380	$12,184
6/21	$11,743	$12,470	$12,303
7/21	$11,871	$12,595	$12,432
8/21	$11,833	$12,587	$12,419
9/21	$11,742	$12,479	$12,287
10/21	$11,689	$12,469	$12,279
11/21	$11,694	$12,484	$12,276
12/21	$11,669	$12,476	$12,252
1/22	$11,447	$12,202	$11,966
2/22	$11,248	$12,036	$11,775
3/22	$11,003	$11,713	$11,495
4/22	$10,649	$11,276	$11,070
5/22	$10,642	$11,338	$11,094
6/22	$10,384	$11,112	$10,894
7/22	$10,688	$11,391	$11,122
8/22	$10,402	$11,095	$10,899
9/22	$10,019	$10,617	$10,431
10/22	$9,971	$10,500	$10,305
11/22	$10,265	$10,892	$10,678
12/22	$10,151	$10,855	$10,689
1/23	$10,475	$11,192	$10,987
2/23	$10,256	$10,917	$10,742
3/23	$10,417	$11,173	$10,960
4/23	$10,504	$11,241	$11,074
5/23	$10,405	$11,124	$10,956
6/23	$10,358	$11,107	$10,941
7/23	$10,395	$11,118	$10,979
8/23	$10,373	$11,051	$10,927
9/23	$10,169	$10,788	$10,728
10/23	$10,026	$10,625	$10,586
11/23	$10,456	$11,104	$11,014
12/23	$10,824	$11,525	$11,393
1/24	$10,821	$11,497	$11,384
2/24	$10,703	$11,360	$11,285
3/24	$10,785	$11,471	$11,388
4/24	$10,535	$11,203	$11,181
5/24	$10,695	$11,389	$11,352
6/24	$10,787	$11,493	$11,442
7/24	$11,011	$11,754	$11,660
8/24	$11,173	$11,927	$11,839
9/24	$11,321	$12,090	$11,997
10/24	$11,084	$11,816	$11,785
11/24	$11,169	$11,940	$11,891
12/24	$11,011	$11,760	$11,742
1/25	$11,081	$11,831	$11,800
2/25	$11,304	$12,075	$12,000
3/25	$11,264	$12,073	$12,005
4/25	$11,327	$12,115	$12,032
5/25	$11,278	$12,054	$12,026
6/25	$11,455	$12,242	$12,207
7/25	$11,448	$12,224	$12,237
8/25	$11,585	$12,371	$12,363
9/25	$11,682	$12,502	$12,492

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	3.19%	(0.07)%	1.90%
Class A with 3.25% Maximum Sales Charge	(0.14)%	(0.73)%	1.57%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
16.0%
AA
29.8%
A
22.2%
BBB
20.5%
BB
3.1%
B
1.0%
Not Rated
0.1%
Cash & Equivalents
7.3%

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGAFX-TSR-AR

Calvert Green Bond Fund

Class I CGBIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$995,271	$994,545	$994,443
3/16	$1,022,498	$1,025,077	$1,018,908
6/16	$1,044,984	$1,051,051	$1,037,324
9/16	$1,056,030	$1,061,107	$1,041,778
12/16	$1,035,594	$1,033,436	$1,009,410
3/17	$1,047,264	$1,044,733	$1,023,106
6/17	$1,060,243	$1,060,629	$1,037,610
9/17	$1,068,182	$1,071,325	$1,046,724
12/17	$1,070,463	$1,075,709	$1,045,719
3/18	$1,059,765	$1,060,578	$1,028,840
6/18	$1,059,774	$1,057,711	$1,025,904
9/18	$1,063,040	$1,060,582	$1,028,909
12/18	$1,077,704	$1,072,968	$1,044,566
3/19	$1,108,610	$1,108,612	$1,079,702
6/19	$1,141,153	$1,143,113	$1,117,342
9/19	$1,167,642	$1,167,378	$1,141,531
12/19	$1,167,568	$1,172,661	$1,147,542
3/20	$1,141,470	$1,187,915	$1,142,467
6/20	$1,207,969	$1,233,232	$1,205,991
9/20	$1,232,249	$1,245,411	$1,218,829
12/20	$1,251,370	$1,261,494	$1,244,921
3/21	$1,225,133	$1,222,990	$1,201,744
6/21	$1,236,676	$1,247,003	$1,230,299
9/21	$1,237,437	$1,247,936	$1,228,702
12/21	$1,230,522	$1,247,580	$1,225,244
3/22	$1,161,125	$1,171,300	$1,149,463
6/22	$1,096,545	$1,111,162	$1,089,428
9/22	$1,058,751	$1,061,685	$1,043,068
12/22	$1,073,297	$1,085,489	$1,068,923
3/23	$1,102,122	$1,117,271	$1,095,950
6/23	$1,095,740	$1,110,713	$1,094,098
9/23	$1,076,455	$1,078,770	$1,072,756
12/23	$1,147,328	$1,152,499	$1,139,324
3/24	$1,143,933	$1,147,110	$1,138,822
6/24	$1,144,822	$1,149,285	$1,144,152
9/24	$1,202,213	$1,209,032	$1,199,704
12/24	$1,170,036	$1,175,995	$1,174,204
3/25	$1,197,621	$1,207,254	$1,200,532
6/25	$1,218,713	$1,224,153	$1,220,721
9/25	$1,243,696	$1,250,196	$1,249,187

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	3.45%	0.19%	2.20%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGBIX-TSR-AR

Calvert Green Bond Fund

Class R6 CBGRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,007,239	$5,015,983	$4,991,428
11/15	$4,985,579	$4,997,691	$4,988,373
12/15	$4,976,355	$4,972,724	$4,972,214
1/16	$5,034,820	$5,027,618	$5,040,152
2/16	$5,060,445	$5,063,331	$5,060,252
3/16	$5,112,492	$5,125,385	$5,094,541
4/16	$5,134,428	$5,160,305	$5,108,927
5/16	$5,152,767	$5,164,336	$5,113,164
6/16	$5,224,921	$5,255,253	$5,186,619
7/16	$5,274,907	$5,298,558	$5,209,380
8/16	$5,277,519	$5,304,274	$5,202,532
9/16	$5,280,151	$5,305,534	$5,208,888
10/16	$5,255,891	$5,270,337	$5,173,515
11/16	$5,177,545	$5,151,874	$5,045,965
12/16	$5,177,971	$5,167,178	$5,047,049
1/17	$5,201,393	$5,185,408	$5,064,292
2/17	$5,234,577	$5,225,417	$5,106,414
3/17	$5,236,321	$5,223,667	$5,115,529
4/17	$5,265,463	$5,267,009	$5,153,513
5/17	$5,295,805	$5,307,646	$5,193,566
6/17	$5,301,217	$5,303,146	$5,188,048
7/17	$5,327,275	$5,329,560	$5,215,933
8/17	$5,367,152	$5,375,542	$5,258,203
9/17	$5,340,908	$5,356,623	$5,233,619
10/17	$5,340,956	$5,363,055	$5,226,722
11/17	$5,339,659	$5,354,939	$5,227,658
12/17	$5,352,317	$5,378,546	$5,228,594
1/18	$5,309,974	$5,326,789	$5,178,195
2/18	$5,282,453	$5,276,280	$5,135,481
3/18	$5,298,824	$5,302,892	$5,144,201
4/18	$5,272,365	$5,267,509	$5,107,498
5/18	$5,296,935	$5,296,234	$5,122,278
6/18	$5,298,868	$5,288,553	$5,129,520
7/18	$5,302,296	$5,299,621	$5,141,837
8/18	$5,338,402	$5,325,731	$5,162,331
9/18	$5,315,199	$5,302,910	$5,144,546
10/18	$5,289,867	$5,258,549	$5,091,191
11/18	$5,318,654	$5,282,199	$5,095,182
12/18	$5,388,519	$5,364,842	$5,222,830
1/19	$5,436,415	$5,438,812	$5,282,934
2/19	$5,450,599	$5,444,740	$5,293,526
3/19	$5,542,114	$5,543,060	$5,398,512
4/19	$5,554,137	$5,550,818	$5,417,381
5/19	$5,627,973	$5,635,849	$5,500,345
6/19	$5,705,771	$5,715,564	$5,586,708
7/19	$5,743,545	$5,732,577	$5,609,272
8/19	$5,879,740	$5,862,290	$5,741,403
9/19	$5,842,603	$5,836,892	$5,707,656
10/19	$5,861,248	$5,855,751	$5,736,279
11/19	$5,858,755	$5,854,580	$5,731,205
12/19	$5,839,325	$5,863,304	$5,737,708
1/20	$5,979,172	$5,968,538	$5,863,386
2/20	$6,042,002	$6,057,906	$5,951,621
3/20	$5,713,239	$5,939,573	$5,712,336
4/20	$5,932,002	$6,058,552	$5,879,693
5/20	$5,965,733	$6,115,138	$5,937,383
6/20	$6,046,674	$6,166,162	$6,029,954
7/20	$6,175,989	$6,274,476	$6,146,615
8/20	$6,159,879	$6,238,296	$6,111,883
9/20	$6,168,950	$6,227,053	$6,094,147
10/20	$6,162,738	$6,204,796	$6,086,462
11/20	$6,240,064	$6,285,765	$6,188,886
12/20	$6,265,451	$6,307,471	$6,224,603
1/21	$6,254,891	$6,267,825	$6,175,929
2/21	$6,176,574	$6,186,952	$6,067,790
3/21	$6,134,959	$6,114,952	$6,008,720
4/21	$6,150,400	$6,166,371	$6,068,578
5/21	$6,162,850	$6,189,892	$6,091,881
6/21	$6,193,517	$6,235,017	$6,151,493
7/21	$6,262,778	$6,297,624	$6,216,228
8/21	$6,244,437	$6,293,421	$6,209,676
9/21	$6,198,132	$6,239,678	$6,143,512
10/21	$6,171,466	$6,234,578	$6,139,324
11/21	$6,175,749	$6,242,109	$6,138,142
12/21	$6,164,315	$6,237,900	$6,126,219
1/22	$6,048,698	$6,101,139	$5,982,905
2/22	$5,945,046	$6,017,957	$5,887,378
3/22	$5,813,656	$5,856,502	$5,747,315
4/22	$5,632,085	$5,638,069	$5,534,782
5/22	$5,629,859	$5,669,091	$5,546,901
6/22	$5,494,952	$5,555,809	$5,447,138
7/22	$5,652,993	$5,695,493	$5,561,090
8/22	$5,503,524	$5,547,431	$5,449,355
9/22	$5,306,400	$5,308,427	$5,215,341
10/22	$5,282,115	$5,250,182	$5,152,281
11/22	$5,438,870	$5,445,942	$5,338,900
12/22	$5,379,970	$5,427,445	$5,344,615
1/23	$5,553,200	$5,595,807	$5,493,595
2/23	$5,434,510	$5,458,308	$5,370,923
3/23	$5,525,061	$5,586,356	$5,479,752
4/23	$5,572,668	$5,620,482	$5,537,245
5/23	$5,521,497	$5,562,210	$5,477,929
6/23	$5,493,801	$5,553,566	$5,470,490
7/23	$5,518,987	$5,559,087	$5,489,703
8/23	$5,504,564	$5,525,611	$5,463,445
9/23	$5,397,903	$5,393,852	$5,363,780
10/23	$5,327,536	$5,312,738	$5,293,182
11/23	$5,557,078	$5,551,837	$5,507,193
12/23	$5,753,774	$5,762,497	$5,696,620
1/24	$5,753,562	$5,748,706	$5,691,891
2/24	$5,692,508	$5,679,782	$5,642,625
3/24	$5,737,499	$5,735,549	$5,694,108
4/24	$5,606,084	$5,601,518	$5,590,452
5/24	$5,688,316	$5,694,370	$5,675,978
6/24	$5,742,716	$5,746,426	$5,720,761
7/24	$5,863,475	$5,876,857	$5,830,033
8/24	$5,950,970	$5,963,370	$5,919,401
9/24	$6,031,186	$6,045,161	$5,998,522
10/24	$5,906,433	$5,907,858	$5,892,502
11/24	$5,953,292	$5,970,143	$5,945,709
12/24	$5,870,647	$5,879,976	$5,871,022
1/25	$5,909,817	$5,915,408	$5,900,187
2/25	$6,029,382	$6,037,713	$6,000,049
3/25	$6,009,730	$6,036,272	$6,002,660
4/25	$6,044,930	$6,057,592	$6,016,159
5/25	$6,020,374	$6,026,869	$6,013,154
6/25	$6,116,259	$6,120,766	$6,103,606
7/25	$6,113,916	$6,112,028	$6,118,632
8/25	$6,188,561	$6,185,444	$6,181,299
9/25	$6,244,091	$6,250,980	$6,245,936

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	3.50%	0.24%	2.24%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CBGRX-TSR-AR

Calvert Small-Cap Fund

Class A CCVAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
9/15	$10,000	$10,000	$10,000
10/15	$9,952	$10,790	$10,563
11/15	$9,961	$10,850	$10,907
12/15	$9,470	$10,627	$10,359
1/16	$8,916	$10,027	$9,448
2/16	$8,940	$10,024	$9,448
3/16	$9,587	$10,730	$10,202
4/16	$9,606	$10,796	$10,362
5/16	$9,751	$10,990	$10,596
6/16	$9,798	$11,012	$10,589
7/16	$10,182	$11,449	$11,221
8/16	$10,135	$11,478	$11,420
9/16	$10,201	$11,496	$11,547
10/16	$9,840	$11,248	$10,998
11/16	$10,956	$11,751	$12,224
12/16	$11,364	$11,980	$12,567
1/17	$11,269	$12,206	$12,616
2/17	$11,563	$12,660	$12,860
3/17	$11,658	$12,668	$12,877
4/17	$11,682	$12,803	$13,018
5/17	$11,582	$12,934	$12,753
6/17	$11,848	$13,050	$13,194
7/17	$11,863	$13,296	$13,292
8/17	$11,711	$13,322	$13,123
9/17	$12,214	$13,647	$13,942
10/17	$12,366	$13,945	$14,061
11/17	$12,836	$14,368	$14,466
12/17	$12,863	$14,512	$14,407
1/18	$13,299	$15,277	$14,784
2/18	$12,825	$14,714	$14,212
3/18	$12,934	$14,418	$14,395
4/18	$12,896	$14,473	$14,520
5/18	$13,636	$14,882	$15,401
6/18	$13,750	$14,979	$15,511
7/18	$13,979	$15,476	$15,782
8/18	$14,534	$16,020	$16,462
9/18	$14,479	$16,046	$16,066
10/18	$13,043	$14,865	$14,321
11/18	$13,369	$15,162	$14,549
12/18	$11,982	$13,751	$12,821
1/19	$13,189	$14,931	$14,263
2/19	$13,913	$15,457	$15,004
3/19	$13,741	$15,682	$14,690
4/19	$14,373	$16,309	$15,189
5/19	$13,706	$15,253	$14,008
6/19	$14,666	$16,325	$14,998
7/19	$14,936	$16,567	$15,084
8/19	$14,505	$16,229	$14,340
9/19	$14,568	$16,514	$14,638
10/19	$14,528	$16,870	$15,024
11/19	$14,959	$17,511	$15,642
12/19	$15,099	$18,017	$16,093
1/20	$14,930	$17,997	$15,577
2/20	$13,761	$16,524	$14,266
3/20	$11,491	$14,251	$11,166
4/20	$12,673	$16,139	$12,700
5/20	$13,330	$17,002	$13,526
6/20	$13,412	$17,390	$14,005
7/20	$14,022	$18,378	$14,392
8/20	$14,593	$19,709	$15,203
9/20	$13,929	$18,992	$14,695
10/20	$14,331	$18,582	$15,003
11/20	$15,989	$20,842	$17,768
12/20	$17,310	$21,780	$19,305
1/21	$17,345	$21,683	$20,277
2/21	$18,410	$22,361	$21,541
3/21	$18,991	$23,162	$21,757
4/21	$19,562	$24,356	$22,214
5/21	$19,637	$24,467	$22,260
6/21	$19,579	$25,071	$22,691
7/21	$19,608	$25,495	$21,872
8/21	$19,887	$26,222	$22,361
9/21	$19,282	$25,045	$21,701
10/21	$20,231	$26,739	$22,625
11/21	$19,416	$26,332	$21,682
12/21	$20,715	$27,369	$22,166
1/22	$19,158	$25,759	$20,032
2/22	$19,771	$25,110	$20,246
3/22	$19,571	$25,924	$20,498
4/22	$18,277	$23,598	$18,466
5/22	$17,827	$23,566	$18,494
6/22	$16,802	$21,595	$16,973
7/22	$18,308	$23,621	$18,745
8/22	$17,258	$22,739	$18,362
9/22	$15,845	$20,630	$16,602
10/22	$17,596	$22,322	$18,430
11/22	$18,246	$23,487	$18,860
12/22	$17,378	$22,112	$17,636
1/23	$19,014	$23,635	$19,355
2/23	$19,014	$23,083	$19,028
3/23	$18,494	$23,700	$18,119
4/23	$18,399	$23,952	$17,793
5/23	$17,676	$24,046	$17,629
6/23	$18,855	$25,688	$19,062
7/23	$19,343	$26,608	$20,228
8/23	$18,665	$26,095	$19,216
9/23	$17,372	$24,852	$18,085
10/23	$16,351	$24,193	$16,851
11/23	$17,727	$26,449	$18,377
12/23	$19,367	$27,852	$20,622
1/24	$18,922	$28,160	$19,820
2/24	$19,900	$29,685	$20,940
3/24	$20,750	$30,642	$21,690
4/24	$19,392	$29,294	$20,163
5/24	$20,008	$30,678	$21,175
6/24	$19,729	$31,628	$20,979
7/24	$21,081	$32,216	$23,111
8/24	$21,398	$32,917	$22,765
9/24	$21,614	$33,598	$22,925
10/24	$21,087	$33,351	$22,593
11/24	$23,353	$35,570	$25,072
12/24	$21,676	$34,483	$23,001
1/25	$22,371	$35,571	$23,604
2/25	$21,760	$34,890	$22,342
3/25	$20,724	$32,854	$20,821
4/25	$20,029	$32,634	$20,340
5/25	$20,923	$34,703	$21,426
6/25	$21,168	$36,466	$22,591
7/25	$20,685	$37,269	$22,982
8/25	$21,721	$38,131	$24,625
9/25	$20,860	$39,447	$25,391

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(3.49)%	8.41%	8.20%
Class A with 5.25% Maximum Sales Charge	(8.57)%	7.24%	7.62%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
24.8%
Financials
21.9%
Consumer Discretionary
14.5%
Information Technology
10.3%
Health Care
9.5%
Materials
6.4%
Real Estate
5.6%
Short-Term Investments
2.6%
Utilities
2.2%
Consumer Staples
1.4%
Communication Services
0.8%

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CCVAX-TSR-AR

Calvert Small-Cap Fund

Class C CSCCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
9/15	$10,000	$10,000	$10,000
10/15	$10,498	$10,790	$10,563
11/15	$10,503	$10,850	$10,907
12/15	$9,980	$10,627	$10,359
1/16	$9,393	$10,027	$9,448
2/16	$9,409	$10,024	$9,448
3/16	$10,080	$10,730	$10,202
4/16	$10,096	$10,796	$10,362
5/16	$10,240	$10,990	$10,596
6/16	$10,285	$11,012	$10,589
7/16	$10,678	$11,449	$11,221
8/16	$10,628	$11,478	$11,420
9/16	$10,689	$11,496	$11,547
10/16	$10,301	$11,248	$10,998
11/16	$11,464	$11,751	$12,224
12/16	$11,885	$11,980	$12,567
1/17	$11,778	$12,206	$12,616
2/17	$12,076	$12,660	$12,860
3/17	$12,166	$12,668	$12,877
4/17	$12,183	$12,803	$13,018
5/17	$12,076	$12,934	$12,753
6/17	$12,346	$13,050	$13,194
7/17	$12,352	$13,296	$13,292
8/17	$12,183	$13,322	$13,123
9/17	$12,701	$13,647	$13,942
10/17	$12,847	$13,945	$14,061
11/17	$13,331	$14,368	$14,466
12/17	$13,351	$14,512	$14,407
1/18	$13,795	$15,277	$14,784
2/18	$13,292	$14,714	$14,212
3/18	$13,397	$14,418	$14,395
4/18	$13,351	$14,473	$14,520
5/18	$14,108	$14,882	$15,401
6/18	$14,219	$14,979	$15,511
7/18	$14,447	$15,476	$15,782
8/18	$15,008	$16,020	$16,462
9/18	$14,943	$16,046	$16,066
10/18	$13,449	$14,865	$14,321
11/18	$13,782	$15,162	$14,549
12/18	$12,345	$13,751	$12,821
1/19	$13,573	$14,931	$14,263
2/19	$14,311	$15,457	$15,004
3/19	$14,125	$15,682	$14,690
4/19	$14,767	$16,309	$15,189
5/19	$14,077	$15,253	$14,008
6/19	$15,049	$16,325	$14,998
7/19	$15,319	$16,567	$15,084
8/19	$14,863	$16,229	$14,340
9/19	$14,925	$16,514	$14,638
10/19	$14,870	$16,870	$15,024
11/19	$15,298	$17,511	$15,642
12/19	$15,436	$18,017	$16,093
1/20	$15,255	$17,997	$15,577
2/20	$14,046	$16,524	$14,266
3/20	$11,726	$14,251	$11,166
4/20	$12,928	$16,139	$12,700
5/20	$13,585	$17,002	$13,526
6/20	$13,661	$17,390	$14,005
7/20	$14,276	$18,378	$14,392
8/20	$14,842	$19,709	$15,203
9/20	$14,165	$18,992	$14,695
10/20	$14,563	$18,582	$15,003
11/20	$16,233	$20,842	$17,768
12/20	$17,568	$21,780	$19,305
1/21	$17,589	$21,683	$20,277
2/21	$18,658	$22,361	$21,541
3/21	$19,238	$23,162	$21,757
4/21	$19,804	$24,356	$22,214
5/21	$19,867	$24,467	$22,260
6/21	$19,797	$25,071	$22,691
7/21	$19,811	$25,495	$21,872
8/21	$20,083	$26,222	$22,361
9/21	$19,454	$25,045	$21,701
10/21	$20,405	$26,739	$22,625
11/21	$19,573	$26,332	$21,682
12/21	$20,865	$27,369	$22,166
1/22	$19,284	$25,759	$20,032
2/22	$19,889	$25,110	$20,246
3/22	$19,677	$25,924	$20,498
4/22	$18,360	$23,598	$18,466
5/22	$17,899	$23,566	$18,494
6/22	$16,854	$21,595	$16,973
7/22	$18,360	$23,621	$18,745
8/22	$17,293	$22,739	$18,362
9/22	$15,870	$20,630	$16,602
10/22	$17,611	$22,322	$18,430
11/22	$18,254	$23,487	$18,860
12/22	$17,370	$22,112	$17,636
1/23	$18,994	$23,635	$19,355
2/23	$18,987	$23,083	$19,028
3/23	$18,455	$23,700	$18,119
4/23	$18,348	$23,952	$17,793
5/23	$17,616	$24,046	$17,629
6/23	$18,779	$25,688	$19,062
7/23	$19,256	$26,608	$20,228
8/23	$18,563	$26,095	$19,216
9/23	$17,262	$24,852	$18,085
10/23	$16,238	$24,193	$16,851
11/23	$17,601	$26,449	$18,377
12/23	$19,210	$27,852	$20,622
1/24	$18,763	$28,160	$19,820
2/24	$19,726	$29,685	$20,940
3/24	$20,550	$30,642	$21,690
4/24	$19,195	$29,294	$20,163
5/24	$19,795	$30,678	$21,175
6/24	$19,503	$31,628	$20,979
7/24	$20,819	$32,216	$23,111
8/24	$21,127	$32,917	$22,765
9/24	$21,327	$33,598	$22,925
10/24	$20,796	$33,351	$22,593
11/24	$23,006	$35,570	$25,072
12/24	$21,346	$34,483	$23,001
1/25	$22,018	$35,571	$23,604
2/25	$21,400	$34,890	$22,342
3/25	$20,368	$32,854	$20,821
4/25	$19,680	$32,634	$20,340
5/25	$20,540	$34,703	$21,426
6/25	$20,767	$36,466	$22,591
7/25	$20,282	$37,269	$22,982
8/25	$21,283	$38,131	$24,625
9/25	$20,727	$39,447	$25,391

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(4.20)%	7.60%	7.55%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(5.15)%	7.60%	7.55%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSCCX-TSR-AR

Calvert Small-Cap Fund

Class I CSVIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,000,806	$1,062,697	$1,035,938
3/16	$1,013,871	$1,072,987	$1,020,207
6/16	$1,037,666	$1,101,212	$1,058,891
9/16	$1,081,524	$1,149,640	$1,154,677
12/16	$1,206,371	$1,198,033	$1,256,675
3/17	$1,239,001	$1,266,839	$1,287,663
6/17	$1,260,754	$1,305,041	$1,319,385
9/17	$1,300,951	$1,364,699	$1,394,176
12/17	$1,371,572	$1,451,185	$1,440,743
3/18	$1,379,650	$1,441,831	$1,439,531
6/18	$1,468,503	$1,497,902	$1,551,148
9/18	$1,547,125	$1,604,611	$1,606,622
12/18	$1,281,878	$1,375,116	$1,282,061
3/19	$1,471,007	$1,568,230	$1,469,037
6/19	$1,570,400	$1,632,451	$1,499,814
9/19	$1,561,312	$1,651,428	$1,463,807
12/19	$1,619,028	$1,801,664	$1,609,305
3/20	$1,233,271	$1,425,122	$1,116,621
6/20	$1,439,968	$1,739,042	$1,400,450
9/20	$1,496,967	$1,899,164	$1,469,519
12/20	$1,861,084	$2,177,992	$1,930,536
3/21	$2,043,272	$2,316,228	$2,175,695
6/21	$2,107,845	$2,507,080	$2,269,089
9/21	$2,076,711	$2,504,530	$2,170,148
12/21	$2,232,417	$2,736,889	$2,216,622
3/22	$2,110,862	$2,592,424	$2,049,802
6/22	$1,812,836	$2,159,459	$1,697,335
9/22	$1,711,026	$2,063,048	$1,660,212
12/22	$1,877,310	$2,211,217	$1,763,623
3/23	$1,999,417	$2,369,989	$1,811,907
6/23	$2,040,119	$2,568,755	$1,906,222
9/23	$1,880,441	$2,485,172	$1,808,469
12/23	$2,097,558	$2,785,179	$2,062,185
3/24	$2,248,954	$3,064,235	$2,169,008
6/24	$2,140,276	$3,162,781	$2,097,915
9/24	$2,345,697	$3,359,795	$2,292,450
12/24	$2,354,209	$3,448,268	$2,300,117
3/25	$2,252,240	$3,285,442	$2,082,090
6/25	$2,301,313	$3,646,553	$2,259,060
9/25	$2,269,447	$3,944,702	$2,539,066

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(3.25)%	8.67%	8.53%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSVIX-TSR-AR

Calvert Small-Cap Fund

Class R6 CALRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.86%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 2000® Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,254,927	$5,394,926	$5,281,701
11/15	$5,261,354	$5,424,833	$5,453,508
12/15	$5,004,032	$5,313,486	$5,179,689
1/16	$4,714,755	$5,013,671	$4,724,215
2/16	$4,726,419	$5,012,057	$4,724,004
3/16	$5,069,353	$5,364,936	$5,101,035
4/16	$5,083,350	$5,398,185	$5,181,094
5/16	$5,162,668	$5,494,761	$5,297,797
6/16	$5,188,330	$5,506,059	$5,294,457
7/16	$5,393,623	$5,724,578	$5,610,571
8/16	$5,370,294	$5,739,180	$5,709,790
9/16	$5,407,621	$5,748,202	$5,773,387
10/16	$5,218,657	$5,623,837	$5,498,921
11/16	$5,811,209	$5,875,515	$6,112,117
12/16	$6,031,854	$5,990,165	$6,283,376
1/17	$5,984,564	$6,102,911	$6,308,160
2/17	$6,140,621	$6,329,888	$6,429,900
3/17	$6,195,005	$6,334,195	$6,438,314
4/17	$6,209,192	$6,401,336	$6,508,920
5/17	$6,159,537	$6,466,847	$6,376,502
6/17	$6,303,772	$6,525,207	$6,596,927
7/17	$6,313,230	$6,648,239	$6,645,939
8/17	$6,235,202	$6,661,048	$6,561,389
9/17	$6,504,755	$6,823,497	$6,970,879
10/17	$6,587,513	$6,972,400	$7,030,301
11/17	$6,839,013	$7,184,118	$7,232,910
12/17	$6,857,860	$7,255,923	$7,203,717
1/18	$7,089,417	$7,638,387	$7,391,981
2/18	$6,839,013	$7,356,839	$7,105,751
3/18	$6,898,248	$7,209,157	$7,197,654
4/18	$6,879,400	$7,236,557	$7,259,881
5/18	$7,277,894	$7,440,847	$7,700,560
6/18	$7,342,515	$7,489,509	$7,755,740
7/18	$7,466,371	$7,738,055	$7,890,910
8/18	$7,762,548	$8,009,798	$8,231,087
9/18	$7,735,623	$8,023,057	$8,033,111
10/18	$6,970,946	$7,432,297	$7,160,583
11/18	$7,145,960	$7,581,156	$7,274,400
12/18	$6,409,389	$6,875,582	$6,410,303
1/19	$7,056,860	$7,465,741	$7,131,452
2/19	$7,445,910	$7,728,305	$7,502,201
3/19	$7,355,037	$7,841,152	$7,345,185
4/19	$7,692,971	$8,154,264	$7,594,706
5/19	$7,340,838	$7,626,586	$7,004,045
6/19	$7,854,839	$8,162,253	$7,499,072
7/19	$8,002,507	$8,283,585	$7,542,247
8/19	$7,772,485	$8,114,721	$7,169,854
9/19	$7,809,402	$8,257,142	$7,319,034
10/19	$7,789,524	$8,434,892	$7,511,790
11/19	$8,022,386	$8,755,517	$7,821,012
12/19	$8,099,386	$9,008,322	$8,046,527
1/20	$8,010,097	$8,998,483	$7,788,462
2/20	$7,385,073	$8,261,748	$7,132,813
3/20	$6,169,589	$7,125,610	$5,583,103
4/20	$6,806,134	$8,069,327	$6,349,966
5/20	$7,160,410	$8,500,863	$6,763,189
6/20	$7,206,495	$8,695,208	$7,002,251
7/20	$7,534,849	$9,188,951	$7,196,061
8/20	$7,843,040	$9,854,639	$7,601,512
9/20	$7,491,644	$9,495,822	$7,347,596
10/20	$7,707,666	$9,290,872	$7,501,483
11/20	$8,600,557	$10,421,135	$8,884,193
12/20	$9,315,716	$10,889,962	$9,652,679
1/21	$9,335,911	$10,841,524	$10,138,424
2/21	$9,912,915	$11,180,400	$10,770,303
3/21	$10,227,381	$11,581,138	$10,878,476
4/21	$10,536,078	$12,178,136	$11,106,912
5/21	$10,582,238	$12,233,729	$11,129,811
6/21	$10,553,388	$12,535,400	$11,345,445
7/21	$10,570,698	$12,747,381	$10,935,776
8/21	$10,726,489	$13,110,908	$11,180,391
9/21	$10,400,482	$12,522,649	$10,850,739
10/21	$10,916,900	$13,369,488	$11,312,323
11/21	$10,481,263	$13,165,986	$10,840,941
12/21	$11,182,384	$13,684,446	$11,083,110
1/22	$10,345,018	$12,879,305	$10,016,098
2/22	$10,678,729	$12,554,885	$10,123,020
3/22	$10,573,672	$12,962,118	$10,249,012
4/22	$9,878,442	$11,798,868	$9,233,239
5/22	$9,640,519	$11,783,049	$9,247,193
6/22	$9,084,335	$10,797,295	$8,486,675
7/22	$9,903,161	$11,810,275	$9,372,708
8/22	$9,337,708	$11,369,524	$9,180,916
9/22	$8,574,500	$10,315,238	$8,301,059
10/22	$9,526,192	$11,161,149	$9,214,914
11/22	$9,881,532	$11,743,719	$9,430,154
12/22	$9,412,760	$11,056,084	$8,818,114
1/23	$10,304,429	$11,817,546	$9,677,581
2/23	$10,307,569	$11,541,338	$9,514,118
3/23	$10,028,137	$11,849,944	$9,059,536
4/23	$9,977,902	$11,976,197	$8,896,660
5/23	$9,588,582	$12,022,794	$8,814,478
6/23	$10,229,077	$12,843,776	$9,531,110
7/23	$10,499,089	$13,304,183	$10,113,971
8/23	$10,131,747	$13,047,363	$9,607,987
9/23	$9,431,598	$12,425,862	$9,042,344
10/23	$8,882,154	$12,096,468	$8,425,666
11/23	$9,632,538	$13,224,443	$9,188,269
12/23	$10,524,739	$13,925,893	$10,310,925
1/24	$10,288,334	$14,080,229	$9,909,897
2/24	$10,824,185	$14,842,400	$10,470,219
3/24	$11,287,538	$15,321,177	$10,845,042
4/24	$10,553,108	$14,647,018	$10,081,740
5/24	$10,890,378	$15,339,047	$10,587,512
6/24	$10,742,231	$15,813,904	$10,489,575
7/24	$11,476,662	$16,107,868	$11,555,307
8/24	$11,656,330	$16,458,516	$11,382,695
9/24	$11,779,260	$16,798,974	$11,462,249
10/24	$11,492,423	$16,675,610	$11,296,691
11/24	$12,728,031	$17,784,940	$12,535,870
12/24	$11,821,859	$17,241,339	$11,500,586
1/25	$12,202,385	$17,785,617	$11,802,122
2/25	$11,869,825	$17,444,774	$11,170,835
3/25	$11,310,229	$16,427,212	$10,410,449
4/25	$10,936,099	$16,317,002	$10,169,946
5/25	$11,425,346	$17,351,272	$10,713,025
6/25	$11,562,847	$18,232,766	$11,295,299
7/25	$11,300,636	$18,634,299	$11,491,238
8/25	$11,873,022	$19,065,532	$12,312,253
9/25	$11,402,962	$19,723,509	$12,695,328

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	(3.19)%	8.76%	8.59%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CALRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/24	%*	9/30/25	%*
Audit Fees	$107,300	0%	$109,400	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$107,300	0%	$109,400	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/24		Fiscal Year ended 9/30/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Small-Cap Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Small-Cap Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small-Cap Fund
September 30, 2025
Schedule of Investments

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	557,401	$ 34,949,043
		$ 34,949,043
Automobile Components — 2.8%
Dorman Products, Inc.(1)	429,091	$ 66,886,705
		$ 66,886,705
Banks — 11.5%
Commerce Bancshares, Inc.	1,344,066	$ 80,321,384
Community Financial System, Inc.	1,182,236	69,326,319
First Financial Bankshares, Inc.	1,431,565	48,172,162
SouthState Bank Corp.	686,720	67,896,007
Stock Yards Bancorp, Inc.	141,894	9,931,161
		$275,647,033
Biotechnology — 0.5%
Caris Life Sciences, Inc.(1)	434,089	$13,131,192
		$13,131,192
Building Products — 9.1%
A.O. Smith Corp.	581,077	$42,656,863
AAON, Inc.(2)	267,505	24,995,667
Advanced Drainage Systems, Inc.	230,761	32,006,551
AZZ, Inc.	303,652	33,137,543
CSW Industrials, Inc.	199,371	48,397,310
Hayward Holdings, Inc.(1)	2,451,910	37,072,879
		$218,266,813
Capital Markets — 3.1%
Cohen & Steers, Inc.	382,268	$25,080,604
Stifel Financial Corp.	432,924	49,123,886
		$74,204,490
Chemicals — 3.1%
Balchem Corp.	224,014	$33,615,541
Quaker Chemical Corp.(2)	311,006	40,975,040
		$74,590,581
Construction Materials — 0.7%
Knife River Corp.(1)	205,698	$15,812,005
		$15,812,005
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc.(1)	154,333	$9,002,244
		$9,002,244
Security	Shares	Value
Containers & Packaging — 2.6%
AptarGroup, Inc.	460,069	$ 61,492,823
		$ 61,492,823
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.(1)	331,297	$ 35,968,915
		$ 35,968,915
Diversified REITs — 2.3%
Essential Properties Realty Trust, Inc.	1,829,873	$ 54,457,020
		$ 54,457,020
Electric Utilities — 2.2%
IDACORP, Inc.(2)	401,305	$53,032,456
		$53,032,456
Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.(1)	301,844	$8,065,272
		$8,065,272
Electronic Equipment, Instruments & Components — 2.1%
Badger Meter, Inc.	224,340	$40,062,637
Novanta, Inc.(1)	95,714	9,585,757
		$49,648,394
Financial Services — 1.9%
Euronet Worldwide, Inc.(1)	519,717	$45,636,350
		$45,636,350
Food Products — 1.0%
Post Holdings, Inc.(1)	221,890	$23,848,737
		$23,848,737
Ground Transportation — 0.7%
Landstar System, Inc.	144,868	$17,755,022
		$17,755,022
Health Care Equipment & Supplies — 0.8%
Integer Holdings Corp.(1)	187,489	$19,373,238
		$19,373,238
Health Care Providers & Services — 7.1%
Addus HomeCare Corp.(1)	316,267	$37,316,343
Chemed Corp.	92,758	41,531,467
Option Care Health, Inc.(1)	1,240,400	34,433,504
U.S. Physical Therapy, Inc.	671,115	57,011,219
		$170,292,533
Health Care Technology — 1.0%
Certara, Inc.(1)	1,026,303	$12,541,423

1
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Health Care Technology (continued)
HeartFlow, Inc.(1)	325,114	$ 10,943,337
		$ 23,484,760
Hotels, Restaurants & Leisure — 4.4%
Aramark	1,364,221	$ 52,386,086
Wyndham Hotels & Resorts, Inc.	651,239	52,033,996
		$ 104,420,082
Household Durables — 1.2%
Meritage Homes Corp.	169,314	$ 12,263,413
Taylor Morrison Home Corp.(1)	250,650	16,545,407
		$28,808,820
Industrial REITs — 3.3%
EastGroup Properties, Inc.	258,136	$43,692,100
Terreno Realty Corp.	611,291	34,690,764
		$78,382,864
Insurance — 5.3%
AMERISAFE, Inc.	201,668	$8,841,125
First American Financial Corp.	427,789	27,481,165
Hamilton Insurance Group Ltd., Class B(1)	1,363,490	33,814,552
White Mountains Insurance Group Ltd.	33,607	56,174,773
		$126,311,615
Machinery — 9.2%
Albany International Corp., Class A	329,217	$17,547,266
Atmus Filtration Technologies, Inc.	941,798	42,465,672
Donaldson Co., Inc.	736,175	60,255,924
ESCO Technologies, Inc.	210,282	44,392,633
Franklin Electric Co., Inc.	567,202	53,997,630
		$218,659,125
Media — 0.8%
John Wiley & Sons, Inc., Class A	476,750	$19,294,073
		$19,294,073
Professional Services — 2.1%
CBIZ, Inc.(1)	926,436	$49,064,051
		$49,064,051
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(1)	690,898	$20,174,222
Diodes, Inc.(1)	774,350	41,203,163
Universal Display Corp.	118,297	16,990,998
		$78,368,383
Software — 4.9%
Alkami Technology, Inc.(1)(2)	460,402	$11,436,386
CCC Intelligent Solutions Holdings, Inc.(1)	4,512,575	41,109,558
Security	Shares	Value
Software (continued)
Clearwater Analytics Holdings, Inc., Class A(1)	628,088	$ 11,318,146
Descartes Systems Group, Inc.(1)	230,125	21,684,679
nCino, Inc.(1)(2)	389,349	10,555,251
SPS Commerce, Inc.(1)	208,095	21,671,013
		$ 117,775,033
Specialty Retail — 3.2%
Bath & Body Works, Inc.	456,433	$ 11,757,714
Group 1 Automotive, Inc.	26,697	11,680,205
Valvoline, Inc.(1)	1,490,086	53,508,988
		$76,946,907
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd.	989,034	$33,112,858
		$33,112,858
Trading Companies & Distributors — 1.8%
Core & Main, Inc., Class A(1)	811,374	$43,676,262
		$43,676,262
Total Common Stocks (identified cost $2,005,674,711)		$2,320,365,699

Short-Term Investments — 2.7%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	44,059,265	$ 44,059,265
Total Affiliated Fund (identified cost $44,059,265)		$ 44,059,265
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(4)	19,450,796	$ 19,450,796
Total Securities Lending Collateral (identified cost $19,450,796)		$ 19,450,796
Total Short-Term Investments (identified cost $63,510,061)		$ 63,510,061
Total Investments — 99.8% (identified cost $2,069,184,772)		$2,383,875,760
Other Assets, Less Liabilities — 0.2%		$ 4,672,266
Net Assets — 100.0%		$2,388,548,026

2
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $48,573,426.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,025,125,507) - including $48,573,426 of securities on loan	$2,339,816,495
Investments in securities of affiliated issuers, at value (identified cost $44,059,265)	44,059,265
Cash	511
Receivable for investments sold	10,571,501
Receivable for capital shares sold	16,379,249
Dividends receivable	2,280,491
Dividends receivable - affiliated	71,488
Securities lending income receivable	9,513
Directors' deferred compensation plan	321,342
Total assets	$2,413,509,855
Liabilities
Payable for investments purchased	$479,955
Payable for capital shares redeemed	2,316,525
Deposits for securities loaned	19,450,796
Payable to affiliates:
Investment advisory fee	1,363,968
Administrative fee	241,044
Distribution and service fees	76,634
Sub-transfer agency fee	26,155
Directors' deferred compensation plan	321,342
Accrued expenses	685,410
Total liabilities	$24,961,829
Net Assets	$2,388,548,026
Sources of Net Assets
Paid-in capital	$1,830,174,850
Distributable earnings	558,373,176
Net Assets	$2,388,548,026
Class A Shares
Net Assets	$265,703,226
Shares Outstanding	8,197,121
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.41
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$34.21
Class C Shares
Net Assets	$23,548,436
Shares Outstanding	901,327
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.13
Class I Shares
Net Assets	$1,852,525,865
Shares Outstanding	52,017,430
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.61
4
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$246,770,499
Shares Outstanding	6,918,943
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income	$32,644,358
Dividend income - affiliated issuers	1,082,077
Interest income	2,173
Securities lending income, net	54,274
Total investment income	$33,782,882
Expenses
Investment advisory fee	$17,873,456
Administrative fee	3,154,139
Distribution and service fees:
Class A	726,731
Class C	280,199
Directors' fees and expenses	144,467
Custodian fees	42,082
Transfer agency fees and expenses	2,387,794
Accounting fees	487,054
Professional fees	106,837
Registration fees	82,061
Reports to shareholders	331,227
Miscellaneous	65,530
Total expenses	$25,681,577
Waiver and/or reimbursement of expenses by affiliates	$(34,391)
Net expenses	$25,647,186
Net investment income	$8,135,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$270,476,443
Net realized gain	$270,476,443
Change in unrealized appreciation (depreciation):
Investment securities	$(364,247,560)
Net change in unrealized appreciation (depreciation)	$(364,247,560)
Net realized and unrealized loss	$(93,771,117)
Net decrease in net assets from operations	$(85,635,421)
6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,135,696	$11,456,985
Net realized gain	270,476,443	56,099,504
Net change in unrealized appreciation (depreciation)	(364,247,560)	570,757,962
Net increase (decrease) in net assets from operations	$(85,635,421)	$638,314,451
Distributions to shareholders:
Class A	$(4,438,256)	$(345,097)
Class C	(492,871)	—
Class I	(34,285,575)	(7,571,119)
Class R6	(2,533,398)	(1,326,593)
Total distributions to shareholders	$(41,750,100)	$(9,242,809)
Capital share transactions:
Class A	$(26,629,485)	$(17,166,181)
Class C	(5,757,398)	(3,443,910)
Class I	(370,712,513)	(413,602,599)
Class R6	81,481,652	(199,973,724)
Net decrease in net assets from capital share transactions	$(321,617,744)	$(634,186,414)
Net decrease in net assets	$(449,003,265)	$(5,114,772)
Net Assets
At beginning of year	$2,837,551,291	$2,842,666,063
At end of year	$2,388,548,026	$2,837,551,291
7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$34.05	$27.40	$25.35	$33.14	$23.94
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.05	$0.06	$(0.04)	$(0.07)
Net realized and unrealized gain (loss)	(1.17)	6.64	2.38	(5.34)	9.27
Total income (loss) from operations	$(1.14)	$6.69	$2.44	$(5.38)	$9.20
Less Distributions
From net investment income	$(0.05)	$(0.04)	$ —	$ —	$ —
From net realized gain	(0.45)	—	(0.39)	(2.41)	—
Total distributions	$(0.50)	$(0.04)	$(0.39)	$(2.41)	$ —
Net asset value — End of year	$32.41	$34.05	$27.40	$25.35	$33.14
Total Return(2)	(3.49)%	24.42%	9.63%	(17.82)%	38.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$265,703	$306,938	$262,360	$241,335	$288,922
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.20%	1.19%	1.19%	1.19%	1.19%
Net expenses	1.20%(4)	1.19%(4)	1.19%(4)	1.19%(4)	1.19%
Net investment income (loss)	0.09%	0.17%	0.20%	(0.12)%	(0.21)%
Portfolio Turnover	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$27.70	$22.42	$20.97	$27.84	$20.27
Income (Loss) From Operations
Net investment loss(1)	$(0.18)	$(0.15)	$(0.13)	$(0.22)	$(0.26)
Net realized and unrealized gain (loss)	(0.94)	5.43	1.97	(4.41)	7.83
Total income (loss) from operations	$(1.12)	$5.28	$1.84	$(4.63)	$7.57
Less Distributions
From net realized gain	$(0.45)	$ —	$(0.39)	$(2.24)	$ —
Total distributions	$(0.45)	$ —	$(0.39)	$(2.24)	$ —
Net asset value — End of year	$26.13	$27.70	$22.42	$20.97	$27.84
Total Return(2)	(4.20)%	23.55%	8.77%	(18.42)%	37.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,548	$30,966	$28,169	$26,452	$32,596
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.95%	1.94%	1.94%	1.94%	1.94%
Net expenses	1.95%(4)	1.94%(4)	1.94%(4)	1.94%(4)	1.94%
Net investment loss	(0.66)%	(0.58)%	(0.56)%	(0.87)%	(0.97)%
Portfolio Turnover	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$37.34	$30.03	$27.73	$36.02	$26.00
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.14	$0.14	$0.04	$0.01
Net realized and unrealized gain (loss)	(1.28)	7.28	2.60	(5.85)	10.05
Total income (loss) from operations	$(1.16)	$7.42	$2.74	$(5.81)	$10.06
Less Distributions
From net investment income	$(0.12)	$(0.11)	$(0.05)	$(0.03)	$(0.04)
From net realized gain	(0.45)	—	(0.39)	(2.45)	—
Total distributions	$(0.57)	$(0.11)	$(0.44)	$(2.48)	$(0.04)
Net asset value — End of year	$35.61	$37.34	$30.03	$27.73	$36.02
Total Return(2)	(3.25)%	24.74%	9.90%	(17.61)%	38.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,852,526	$2,324,427	$2,239,650	$1,858,334	$2,398,219
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.94%	0.94%	0.94%	0.94%
Net expenses	0.95%(4)	0.94%(4)	0.94%(4)	0.94%(4)	0.94%
Net investment income	0.34%	0.42%	0.45%	0.13%	0.03%
Portfolio Turnover	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$37.37	$30.04	$27.75	$36.05	$26.01
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.16	$0.17	$0.08	$0.04
Net realized and unrealized gain (loss)	(1.30)	7.30	2.60	(5.87)	10.05
Total income (loss) from operations	$(1.13)	$7.46	$2.77	$(5.79)	$10.09
Less Distributions
From net investment income	$(0.12)	$(0.13)	$(0.09)	$(0.06)	$(0.05)
From net realized gain	(0.45)	—	(0.39)	(2.45)	—
Total distributions	$(0.57)	$(0.13)	$(0.48)	$(2.51)	$(0.05)
Net asset value — End of year	$35.67	$37.37	$30.04	$27.75	$36.05
Total Return(2)	(3.19)%	24.89%	10.00%	(17.56)%	38.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$246,770	$175,221	$312,487	$283,192	$84,689
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.86%	0.86%	0.86%	0.85%	0.86%
Net expenses	0.86%(4)	0.86%(4)	0.86%(4)	0.85%(4)	0.86%
Net investment income	0.45%	0.49%	0.53%	0.26%	0.11%
Portfolio Turnover	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,320,365,699(1)	$ —	$ —	$2,320,365,699
Short-Term Investments:
Affiliated Fund	44,059,265	—	—	44,059,265
Securities Lending Collateral	19,450,796	—	—	19,450,796
Total Investments	$2,383,875,760	$ —	$ —	$2,383,875,760

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $17,873,456.
13

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $34,391 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $3,154,139.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $726,731 and $280,199 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,582 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received $5,948 and $1,185 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $1,876.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $100,804 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $875,413,369 and $1,256,309,294, respectively.
14

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$8,077,518	$9,242,809
Long-term capital gains	$33,672,582	$ —
During the year ended September 30, 2025, distributable earnings was decreased by $26,005,260 and paid-in capital was increased by $26,005,260 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$4,481,362
Undistributed long-term capital gains	241,808,878
Net unrealized appreciation	312,082,936
Distributable earnings	$558,373,176
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,071,792,824
Gross unrealized appreciation	$415,187,832
Gross unrealized depreciation	(103,104,896)
Net unrealized appreciation	$312,082,936
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $48,573,426 and the total value of collateral received was $49,464,893, comprised of cash of $19,450,796 and U.S. government and/or agencies securities of $30,014,097.
15

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$19,450,796	$ —	$ —	$ —	$19,450,796
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $44,059,265, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$44,575,234	$596,495,086	$(597,011,055)	$ —	$ —	$44,059,265	$1,082,077	44,059,265
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,244,005	$41,563,311	1,396,605	$42,733,826
Reinvestment of distributions	117,339	4,176,086	10,702	322,340
Shares redeemed	(2,177,460)	(72,368,882)	(1,970,840)	(60,222,347)
Net decrease	(816,116)	$(26,629,485)	(563,533)	$(17,166,181)
16

Calvert
Small-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	58,780	$1,594,875	130,401	$3,255,449
Reinvestment of distributions	15,383	443,945	—	—
Shares redeemed	(290,765)	(7,796,218)	(268,673)	(6,699,359)
Net decrease	(216,602)	$(5,757,398)	(138,272)	$(3,443,910)
Class I
Shares sold	10,737,832	$391,148,959	17,754,208	$585,723,863
Reinvestment of distributions	700,988	27,359,579	188,204	6,203,191
Shares redeemed	(21,665,417)	(789,221,051)	(30,284,976)	(1,005,529,653)
Net decrease	(10,226,597)	$(370,712,513)	(12,342,564)	$(413,602,599)
Class R6
Shares sold	4,037,820	$147,083,554	1,497,082	$50,084,459
Reinvestment of distributions	56,406	2,203,241	38,404	1,265,814
Shares redeemed	(1,864,671)	(67,805,143)	(7,247,814)	(251,323,997)
Net increase (decrease)	2,229,555	$81,481,652	(5,712,328)	$(199,973,724)
17

Calvert
Small-Cap Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Small-Cap Fund and Board of Directors of Calvert Impact Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Small-Cap Fund (the “Fund"), one of the funds constituting Calvert Impact Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
18

Calvert
Small-Cap Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $26,526,670, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $267,327,134 or, if subsequently determined to be different, the net capital gain of such year.
19

Calvert
Small-Cap Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Impact Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Impact Fund, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	109,646,473	1,254,203
Von M. Hughes	105,264,380	5,636,296
Kim M. Keenan	109,747,670	1,153,006
Eddie Ramos	105,263,903	5,636,774
Carlton M. Waterhouse	105,299,103	5,601,573
Results are rounded to the nearest whole number.
20

Calvert
Small-Cap Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
21

Calvert
Small-Cap Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Small-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended December 31. 2024, while it had underperformed the median of the Fund’s peer universe for the three- and five-year periods ended December 31, 2024. This data also indicated that the Fund had outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
22

Calvert
Small-Cap Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

This Page Intentionally Left Blank

CCVAX-NCSR 9.30.25

Calvert
Global Energy Solutions Fund
Global Water Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Global Energy Solutions Fund
Global Water Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Energy Solutions Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.5%

Security	Shares	Value
Austria — 0.9%
Verbund AG	18,669	$ 1,359,720
		$ 1,359,720
Belgium — 1.4%
Elia Group SA(1)	11,855	$ 1,369,621
Umicore SA(1)	47,613	850,183
		$ 2,219,804
Brazil — 2.9%
Auren Energia SA	570,900	$ 1,101,629
Energisa SA	134,700	1,287,208
Engie Brasil Energia SA	152,500	1,166,189
Sao Martinho SA	288,352	940,540
		$4,495,566
Canada — 4.8%
Boralex, Inc., Class A(1)	56,020	$1,093,672
Brookfield Renewable Corp.	39,511	1,359,969
Brookfield Renewable Partners LP	54,668	1,409,026
Cameco Corp.	12,531	1,051,678
Canadian Solar, Inc.(2)	58,025	756,646
NFI Group, Inc.(2)	44,134	467,756
Northland Power, Inc.(1)	80,783	1,352,478
		$7,491,225
Chile — 2.1%
Enel Americas SA	11,406,276	$1,150,786
Enel Chile SA	16,578,605	1,283,167
Sociedad Quimica y Minera de Chile SA ADR(2)	18,007	773,941
		$3,207,894
China — 5.8%
BYD Co. Ltd., Class H	63,000	$890,485
China Datang Corp. Renewable Power Co. Ltd., Class H	3,388,000	1,187,609
China Everbright Environment Group Ltd.	1,276,037	728,108
Flat Glass Group Co. Ltd., Class H(1)	437,000	638,325
Li Auto, Inc. ADR(2)	34,284	868,756
NIO, Inc. ADR(2)	123,066	937,763
Xinyi Solar Holdings Ltd.(1)	1,632,000	720,175
XPENG, Inc. ADR(1)(2)	38,316	897,361
Yadea Group Holdings Ltd.(3)	368,000	655,109
Zhejiang Leapmotor Technology Co. Ltd., Class H(2)(3)	84,600	721,764
Zhuzhou CRRC Times Electric Co. Ltd., Class H	126,500	695,179
		$8,940,634
Denmark — 3.6%
NKT AS(2)	8,486	$825,339
Novonesis (Novozymes), Class B	12,808	788,256
Orsted AS(2)(3)	140,928	2,451,384
Rockwool AS, Class B	18,089	674,383
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS	46,151	$ 877,940
		$ 5,617,302
Finland — 0.9%
Neste OYJ(1)	76,326	$ 1,402,395
		$ 1,402,395
France — 4.7%
Alstom SA(2)	33,881	$ 886,545
Cie de Saint-Gobain SA	8,409	911,129
Danone SA	9,777	851,902
Dassault Systemes SE	26,162	880,116
Engie SA	39,339	845,652
Legrand SA	5,827	968,221
Nexans SA	5,342	795,497
Schneider Electric SE	4,042	1,137,711
		$7,276,773
Germany — 5.7%
Bayerische Motoren Werke AG	7,775	$783,622
Daimler Truck Holding AG	17,325	716,415
Deutsche Post AG	17,899	799,859
Evonik Industries AG	36,508	634,841
Infineon Technologies AG	22,324	875,774
KION Group AG	10,866	737,210
Mercedes-Benz Group AG	13,045	822,226
Nordex SE(2)	30,532	784,225
Siemens AG	3,705	1,000,269
Siemens Energy AG(2)	9,765	1,148,160
SMA Solar Technology AG(2)	21,718	552,183
		$8,854,784
Hong Kong — 0.5%
MTR Corp. Ltd.(1)	213,000	$721,342
		$721,342
India — 1.3%
Olectra Greentech Ltd.	31,563	$551,871
Siemens Ltd.	19,402	684,142
Suzlon Energy Ltd.(2)	1,294,513	801,757
		$2,037,770
Ireland — 0.6%
Kingspan Group PLC	10,205	$853,250
		$853,250
Italy — 3.3%
Enel SpA	88,270	$836,494
ERG SpA(1)	46,187	1,140,429
Prysmian SpA	9,309	926,446
Snam SpA	133,730	802,946
Terna - Rete Elettrica Nazionale	80,959	821,611

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Italy (continued)
Webuild SpA(1)	142,240	$ 592,144
		$ 5,120,070
Japan — 4.9%
Azbil Corp.(1)	71,100	$ 674,143
Central Japan Railway Co.	30,800	883,025
Daikin Industries Ltd.(1)	6,900	795,308
East Japan Railway Co.	34,100	834,046
Fuji Electric Co. Ltd.	13,200	884,845
GS Yuasa Corp.(1)	35,800	845,760
Mitsubishi Electric Corp.(1)	41,100	1,055,601
Nidec Corp.(1)	38,000	675,445
Toyota Motor Corp.	51,800	994,895
		$7,643,068
Netherlands — 0.4%
Signify NV(1)(3)	25,674	$675,230
		$675,230
New Zealand — 2.5%
Contact Energy Ltd.	248,164	$1,309,367
Mercury NZ Ltd.	323,103	1,251,774
Meridian Energy Ltd.	389,177	1,256,447
		$3,817,588
Norway — 1.2%
Norsk Hydro ASA	125,505	$853,324
Scatec ASA(2)(3)	107,038	1,056,561
		$1,909,885
Portugal — 1.0%
EDP SA	335,679	$1,593,121
		$1,593,121
Singapore — 0.5%
City Developments Ltd.	153,600	$823,939
		$823,939
South Korea — 2.9%
CS Wind Corp.	20,393	$610,026
Doosan Fuel Cell Co. Ltd.(2)	30,172	614,643
LG Chem Ltd.	4,290	851,646
LG Display Co. Ltd.(2)	84,502	867,581
LG Energy Solution Ltd.(2)	3,400	843,663
LS Electric Co. Ltd.	3,720	756,663
		$4,544,222
Spain — 4.5%
Acciona SA(1)	6,687	$1,343,677
Construcciones y Auxiliar de Ferrocarriles SA	9,626	596,735
Corp. ACCIONA Energias Renovables SA(1)	41,593	1,079,321
EDP Renovaveis SA	108,793	1,437,869
Security	Shares	Value
Spain (continued)
Iberdrola SA	43,293	$ 819,508
Redeia Corp. SA	41,898	808,953
Solaria Energia y Medio Ambiente SA(2)	69,503	891,396
		$ 6,977,459
Sweden — 2.3%
AddTech AB, Class B	21,815	$ 709,647
Castellum AB(1)	71,929	813,690
Fabege AB(1)	94,611	800,083
Munters Group AB(3)	46,163	552,578
Nibe Industrier AB, Class B(1)	179,901	711,052
		$3,587,050
Switzerland — 2.0%
ABB Ltd.	14,469	$1,047,025
Accelleron Industries AG	8,776	743,193
Landis & Gyr Group AG	8,853	718,842
Stadler Rail AG(1)	22,962	563,003
		$3,072,063
Taiwan — 4.8%
Advanced Energy Solution Holding Co. Ltd.	16,000	$613,576
Chroma ATE, Inc.	44,000	839,695
Chung-Hsin Electric & Machinery Manufacturing Corp.	132,000	675,271
Delta Electronics, Inc.	43,000	1,211,314
E Ink Holdings, Inc.	88,000	699,149
Everlight Electronics Co. Ltd.	257,000	540,144
Simplo Technology Co. Ltd.	56,000	681,389
Sinbon Electronics Co. Ltd.	107,000	810,966
Taiwan High Speed Rail Corp.	705,000	650,788
Voltronic Power Technology Corp.	22,000	671,818
		$7,394,110
United Kingdom — 3.9%
Croda International PLC	24,040	$876,277
Drax Group PLC	143,016	1,348,794
Firstgroup PLC	207,083	628,935
Johnson Matthey PLC	30,599	829,010
Linde PLC	1,703	808,925
SSE PLC	67,977	1,594,447
		$6,086,388
United States — 30.1%
AAON, Inc.(1)	8,735	$816,198
Acuity, Inc.	2,367	815,171
AECOM	6,628	864,755
AES Corp.	60,131	791,324
Alaska Air Group, Inc.(2)	12,969	645,597
Alphabet, Inc., Class A	3,824	929,614
Ameresco, Inc., Class A(2)	22,090	741,782
Applied Materials, Inc.	5,067	1,037,418
Aptiv PLC(2)	10,287	886,945

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
United States (continued)
Array Technologies, Inc.(1)(2)	74,465	$ 606,890
Autodesk, Inc.(2)	2,588	822,130
Bloom Energy Corp., Class A(1)(2)	16,602	1,404,031
BorgWarner, Inc.	19,857	872,914
Clearway Energy, Inc., Class C	42,786	1,208,704
Corning, Inc.	12,147	996,418
CRH PLC	7,208	864,239
Cummins, Inc.	2,043	862,902
Darling Ingredients, Inc.(2)	23,987	740,479
Eaton Corp. PLC	2,842	1,063,619
EnerSys	7,468	843,585
Enphase Energy, Inc.(2)	20,905	739,828
Equinix, Inc.	1,036	811,437
FedEx Corp.	3,525	831,230
First Solar, Inc.(2)	4,717	1,040,240
GE Vernova, Inc.	1,826	1,122,807
General Mills, Inc.	16,513	832,585
HA Sustainable Infrastructure Capital, Inc.	28,734	882,134
Hubbell, Inc.	2,200	946,682
Installed Building Products, Inc.	2,793	688,921
International Business Machines Corp.	3,345	943,825
Itron, Inc.(2)	6,529	813,252
Johnson Controls International PLC	8,759	963,052
MasTec, Inc.(2)	4,764	1,013,827
Microsoft Corp.	1,608	832,864
Modine Manufacturing Co.(2)	5,461	776,336
MYR Group, Inc.(2)	3,953	822,343
NextEra Energy, Inc.	11,306	853,490
NEXTracker, Inc., Class A(2)	12,713	940,635
ON Semiconductor Corp.(2)	18,601	917,215
Ormat Technologies, Inc.	14,715	1,416,319
Owens Corning	5,365	758,933
Power Integrations, Inc.	16,132	648,668
Quanta Services, Inc.	2,688	1,113,961
Rockwell Automation, Inc.	2,372	829,085
Shoals Technologies Group, Inc., Class A(2)	99,709	738,844
SolarEdge Technologies, Inc.(1)(2)	20,864	771,968
Stanley Black & Decker, Inc.	11,058	821,941
TopBuild Corp.(2)	1,869	730,517
Trane Technologies PLC	2,310	974,728
Universal Display Corp.	5,849	840,092
Waste Management, Inc.	3,598	794,546
Whirlpool Corp.	8,741	687,043
XPLR Infrastructure LP	100,783	1,024,963
		$46,739,026
Total Common Stocks (identified cost $159,057,797)		$154,461,678

Short-Term Investments — 3.1%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	207,670	$ 207,670
Total Affiliated Fund (identified cost $207,670)		$ 207,670
Securities Lending Collateral — 3.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(5)	4,613,467	$ 4,613,467
Total Securities Lending Collateral (identified cost $4,613,467)		$ 4,613,467
Total Short-Term Investments (identified cost $4,821,137)		$ 4,821,137

Total Investments — 102.6% (identified cost $163,878,934)	$159,282,815
Other Assets, Less Liabilities — (2.6)%	$ (4,044,113)
Net Assets — 100.0%	$155,238,702

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $17,814,061.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $6,112,626 or 3.9% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Schedule of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	37.0%
Utilities	27.7
Information Technology	14.1
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	2.2
Real Estate	2.1
Energy	1.6
Communication Services	0.6
Financials	0.6
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.0%
Reece Ltd.(1)	628,054	$ 4,689,885
Reliance Worldwide Corp. Ltd.	2,492,149	6,737,923
		$ 11,427,808
Austria — 0.8%
Wienerberger AG	145,036	$ 4,695,447
		$ 4,695,447
Brazil — 4.3%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	380,052	$ 9,459,494
Cia de Saneamento de Minas Gerais Copasa MG	1,174,992	7,614,350
Cia De Sanena Do Parana	1,075,400	7,486,227
		$24,560,071
Canada — 1.6%
Brookfield Renewable Corp.	90,489	$3,114,631
Gildan Activewear, Inc.(1)	55,839	3,225,879
Stantec, Inc.(1)	27,969	3,016,359
		$9,356,869
Chile — 1.2%
Aguas Andinas SA, Class A	17,846,336	$6,778,377
		$6,778,377
China — 4.6%
Beijing Enterprises Water Group Ltd.(1)	20,047,452	$6,161,210
China Everbright Environment Group Ltd.	5,415,666	3,090,183
China Lesso Group Holdings Ltd.	6,227,578	3,902,535
China Water Affairs Group Ltd.(1)	7,548,421	5,754,169
Guangdong Investment Ltd.	7,791,427	7,081,603
		$25,989,700
Finland — 1.2%
Kemira OYJ	304,164	$6,828,914
		$6,828,914
France — 3.3%
Eurofins Scientific SE	40,193	$2,931,131
L'Oreal SA	6,548	2,845,022
LVMH Moet Hennessy Louis Vuitton SE	5,168	3,180,291
Veolia Environnement SA	280,799	9,575,809
		$18,532,253
Germany — 1.1%
GEA Group AG	41,885	$3,096,646
Henkel AG & Co. KGaA, PFC Shares	35,896	2,896,316
		$5,992,962
Italy — 2.0%
ACEA SpA(1)	272,217	$6,564,506
Security	Shares	Value
Italy (continued)
Interpump Group SpA	105,398	$ 4,844,903
		$ 11,409,409
Japan — 6.5%
Ebara Corp.	144,980	$ 3,304,752
Kurita Water Industries Ltd.	210,942	7,182,193
Lixil Corp.(1)	383,900	4,722,269
Miura Co. Ltd.	341,500	6,708,624
Organo Corp.	87,900	6,734,185
Sekisui Chemical Co. Ltd.	159,200	2,963,771
TOTO Ltd.(1)	191,600	5,038,982
		$36,654,776
Mexico — 0.9%
Orbia Advance Corp. SAB de CV(1)	5,051,400	$4,907,003
		$4,907,003
Netherlands — 1.4%
Aalberts NV	142,280	$4,690,916
Arcadis NV(1)	66,129	3,339,114
		$8,030,030
Singapore — 1.1%
CDL Hospitality Trusts(1)	4,924,601	$3,076,483
City Developments Ltd.	575,400	3,086,552
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$6,163,035
South Korea — 1.8%
Coway Co. Ltd.	98,325	$6,901,006
LG Chem Ltd.	15,278	3,032,970
		$9,933,976
Spain — 1.1%
Acciona SA	15,398	$3,094,053
Iberdrola SA	162,177	3,069,903
		$6,163,956
Sweden — 0.5%
Fabege AB(1)	354,418	$2,997,156
		$2,997,156
Switzerland — 4.9%
Belimo Holding AG	5,180	$5,447,838
Geberit AG	8,444	6,376,919
Georg Fischer AG(1)	67,088	5,272,216
Roche Holding AG	9,367	3,119,056
Sika AG	13,144	2,951,600
Sulzer AG	26,443	4,507,550
		$27,675,179

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	80,294	$ 3,487,796
		$ 3,487,796
Thailand — 1.0%
Amata Corp. PCL	11,243,900	$ 5,598,339
		$ 5,598,339
United Kingdom — 8.6%
CNH Industrial NV	266,512	$ 2,891,655
Croda International PLC	90,053	3,282,502
Genuit Group PLC	948,176	4,700,207
Halma PLC	68,647	3,195,567
Mondi PLC	216,861	2,999,638
Pennon Group PLC	1,166,179	7,356,586
Severn Trent PLC	243,071	8,475,041
Spirax Group PLC	80,256	7,390,281
United Utilities Group PLC	554,458	8,565,659
		$48,857,136
United States — 49.0%
A.O. Smith Corp.	77,675	$5,702,122
Advanced Drainage Systems, Inc.	39,408	5,465,890
AECOM	47,750	6,229,943
Agilent Technologies, Inc.	24,268	3,114,798
American States Water Co.	99,394	7,287,568
American Water Works Co., Inc.	66,681	9,281,328
Badger Meter, Inc.	41,887	7,480,180
Ball Corp.	57,971	2,922,898
California Water Service Group	157,382	7,222,260
Chemed Corp.	11,790	5,278,855
CMS Energy Corp.	42,636	3,123,513
Core & Main, Inc., Class A(3)	89,343	4,809,334
Cousins Properties, Inc.	104,017	3,010,252
Digital Realty Trust, Inc.	18,202	3,146,762
Ecolab, Inc.	35,943	9,843,350
Energy Recovery, Inc.(3)	413,747	6,379,979
Entegris, Inc.(1)	36,416	3,367,023
Essential Utilities, Inc.	219,514	8,758,609
Ferguson Enterprises, Inc.	28,502	6,400,979
FMC Corp.	78,045	2,624,653
Fortune Brands Innovations, Inc.	92,911	4,960,518
Franklin Electric Co., Inc.	51,622	4,914,414
Gorman-Rupp Co.	97,440	4,522,190
H2O America	136,762	6,660,309
Hawkins, Inc.	43,027	7,861,893
Hilton Worldwide Holdings, Inc.	11,046	2,865,774
IDEX Corp.	18,550	3,019,198
IDEXX Laboratories, Inc.(3)	4,713	3,011,089
Ingersoll Rand, Inc.	38,417	3,174,013
Intel Corp.(3)	125,235	4,201,634
Itron, Inc.(3)	24,841	3,094,195
Security	Shares	Value
United States (continued)
Lamb Weston Holdings, Inc.	53,042	$ 3,080,679
Levi Strauss & Co., Class A	136,320	3,176,256
Lindsay Corp.	32,675	4,592,798
Masco Corp.	80,653	5,677,165
Middlesex Water Co.	118,778	6,428,265
Mondelez International, Inc., Class A	49,665	3,102,573
Mueller Industries, Inc.	59,194	5,985,105
Mueller Water Products, Inc., Class A	193,732	4,944,041
Nucor Corp.	20,503	2,776,721
Parker-Hannifin Corp.	4,016	3,044,730
Pentair PLC	81,054	8,977,541
Procter & Gamble Co.	19,431	2,985,573
Roper Technologies, Inc.	5,798	2,891,405
Tetra Tech, Inc.	224,429	7,491,440
Trimble, Inc.(3)	37,732	3,080,818
Valmont Industries, Inc.	14,847	5,756,627
Veralto Corp.	85,506	9,115,795
Waters Corp.(3)	28,954	8,680,699
Watts Water Technologies, Inc., Class A	28,735	8,025,111
Xylem, Inc.	65,815	9,707,713
Zurn Elkay Water Solutions Corp., Class C	173,314	8,150,957
		$277,407,535
Total Common Stocks (identified cost $386,838,520)		$563,447,727

Short-Term Investments — 0.5%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	1,360,502	$ 1,360,502
Total Affiliated Fund (identified cost $1,360,502)		$ 1,360,502
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(5)	1,614,721	$ 1,614,721
Total Securities Lending Collateral (identified cost $1,614,721)		$ 1,614,721
Total Short-Term Investments (identified cost $2,975,223)		$ 2,975,223

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Schedule of Investments — continued

Value
Total Investments — 100.0% (identified cost $389,813,743)	$566,422,950
Other Assets, Less Liabilities — 0.0%†	$ 85,793
Net Assets — 100.0%	$566,508,743

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $38,460,620.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	43.7%
Utilities	26.3
Materials	9.7
Information Technology	5.5
Health Care	4.6
Real Estate	3.7
Consumer Discretionary	3.4
Consumer Staples	2.6
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $163,671,264 and $388,453,241, respectively) - including $17,814,061 and $38,460,620, respectively, of securities on loan	$159,075,145	$565,062,448
Investments in securities of affiliated issuers, at value (identified cost $207,670 and $1,360,502, respectively)	207,670	1,360,502
Cash	60	1,130
Cash denominated in foreign currency, at value (cost $206,657 and $161,242, respectively)	206,076	161,450
Receivable for investments sold	174,904	—
Receivable for capital shares sold	54,820	244,576
Dividends receivable	200,480	1,463,121
Dividends receivable - affiliated	1,315	2,147
Securities lending income receivable	7,901	7,887
Tax reclaims receivable	258,200	684,238
Receivable from affiliates	—	19,572
Directors' deferred compensation plan	54,226	279,809
Total assets	$160,240,797	$569,286,880
Liabilities
Payable for capital shares redeemed	$59,233	$184,352
Payable for foreign capital gains taxes	5,431	—
Deposits for securities loaned	4,613,467	1,614,721
Payable to affiliates:
Investment advisory fee	94,033	334,813
Administrative fee	15,052	55,648
Distribution and service fees	21,851	63,311
Sub-transfer agency fee	10,900	15,791
Directors' fees and expenses	2,238	—
Directors' deferred compensation plan	54,226	279,809
Accrued expenses	125,664	229,692
Total liabilities	$5,002,095	$2,778,137
Net Assets	$155,238,702	$566,508,743
Sources of Net Assets
Paid-in capital	$164,490,223	$373,104,614
Distributable earnings (accumulated loss)	(9,251,521)	193,404,129
Net Assets	$155,238,702	$566,508,743
Class A Shares
Net Assets	$84,872,425	$250,071,368
Shares Outstanding	6,380,871	8,133,006
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.30	$30.75
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.04	$32.45
Class C Shares
Net Assets	$5,689,404	$14,595,109
Shares Outstanding	460,640	523,237
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.35	$27.89

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Statements of Assets and Liabilities — continued

	September 30, 2025
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$64,676,873	$301,842,266
Shares Outstanding	4,775,017	9,729,158
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.54	$31.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $319,428 and $847,573, respectively)	$2,920,842	$12,489,300
Dividend income - affiliated issuers	11,458	15,193
Interest income	1,126	2,164
Securities lending income, net	192,763	74,301
Other income	—	144,016
Total investment income	$3,126,189	$12,724,974
Expenses
Investment advisory fee	$1,047,424	$3,945,236
Administrative fee	167,588	654,897
Distribution and service fees:
Class A	190,225	603,066
Class C	56,086	155,076
Directors' fees and expenses	9,929	30,126
Custodian fees	65,899	61,778
Transfer agency fees and expenses	229,677	604,475
Accounting fees	34,012	124,538
Professional fees	57,373	89,623
Registration fees	51,531	52,628
Reports to shareholders	28,568	65,972
Miscellaneous	26,915	53,154
Total expenses	$1,965,227	$6,440,569
Waiver and/or reimbursement of expenses by affiliates	$(332,274)	$(259,726)
Net expenses	$1,632,953	$6,180,843
Net investment income	$1,493,236	$6,544,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $5,623 and $0, respectively)	$165,260	$20,365,494
Foreign currency transactions	(3,865)	22,253
Net realized gain	$161,395	$20,387,747
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $76,523 and $0, respectively)	$14,679,962	$(6,765,421)
Foreign currency	11,120	30,685
Net change in unrealized appreciation (depreciation)	$14,691,082	$(6,734,736)
Net realized and unrealized gain	$14,852,477	$13,653,011
Net increase in net assets from operations	$16,345,713	$20,197,142

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Year Ended September 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,493,236	$1,686,545	$6,544,131	$10,303,738
Net realized gain	161,395	7,245,012	20,387,747	39,411,487
Net change in unrealized appreciation (depreciation)	14,691,082	11,042,679	(6,734,736)	106,732,763
Net increase in net assets from operations	$16,345,713	$19,974,236	$20,197,142	$156,447,988
Distributions to shareholders:
Class A	$(666,100)	$(758,821)	$(20,170,562)	$(6,121,664)
Class C	(3,636)	(5,763)	(1,324,154)	(408,438)
Class I	(655,336)	(770,716)	(24,805,130)	(8,722,518)
Total distributions to shareholders	$(1,325,072)	$(1,535,300)	$(46,299,846)	$(15,252,620)
Capital share transactions:
Class A	$(9,097,049)	$(10,596,852)	$(4,956,124)	$(10,949,358)
Class C	(1,726,577)	(2,035,952)	(2,925,362)	(5,741,021)
Class I	(8,010,100)	(9,384,425)	(5,654,597)	(36,930,730)
Net decrease in net assets from capital share transactions	$(18,833,726)	$(22,017,229)	$(13,536,083)	$(53,621,109)
Net increase (decrease) in net assets	$(3,813,085)	$(3,578,293)	$(39,638,787)	$87,574,259
Net Assets
At beginning of year	$159,051,787	$162,630,080	$606,147,530	$518,573,271
At end of year	$155,238,702	$159,051,787	$566,508,743	$606,147,530

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Financial Highlights

	Global Energy Solutions Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.84	$10.52	$9.86	$12.79	$9.54
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.11	$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	1.45	1.30	0.62	(2.98)	3.27
Total income (loss) from operations	$1.56	$1.41	$0.73	$(2.90)	$3.33
Less Distributions
From net investment income	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)
Total distributions	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)
Net asset value — End of year	$13.30	$11.84	$10.52	$9.86	$12.79
Total Return(2)	13.36%	13.50%	7.38%	(22.71)%	35.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,872	$85,422	$86,112	$79,841	$100,038
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.49%	1.43%	1.40%	1.42%
Net expenses	1.24%(4)	1.24%(4)	1.24%(4)	1.24%(4)	1.24%
Net investment income	1.00%	1.01%	0.93%	0.65%	0.48%
Portfolio Turnover	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.98	$9.76	$9.15	$11.93	$8.92
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.02	$0.02	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	1.36	1.21	0.59	(2.77)	3.06
Total income (loss) from operations	$1.38	$1.23	$0.61	$(2.78)	$3.03
Less Distributions
From net investment income	$(0.01)	$(0.01)	$ —	$ —	$(0.02)
Total distributions	$(0.01)	$(0.01)	$ —	$ —	$(0.02)
Net asset value — End of year	$12.35	$10.98	$9.76	$9.15	$11.93
Total Return(2)	12.55%	12.58%	6.67%	(23.30)%	33.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,689	$6,949	$8,151	$8,304	$11,009
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.23%	2.24%	2.18%	2.16%	2.17%
Net expenses	1.99%(4)	1.99%(4)	1.99%(4)	1.99%(4)	1.99%
Net investment income (loss)	0.20%	0.23%	0.17%	(0.11)%	(0.27)%
Portfolio Turnover	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2025
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.06	$10.71	$10.03	$13.01	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.14	$0.13	$0.11	$0.10
Net realized and unrealized gain (loss)	1.46	1.33	0.64	(3.02)	3.31
Total income (loss) from operations	$1.60	$1.47	$0.77	$(2.91)	$3.41
Less Distributions
From net investment income	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)
Total distributions	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)
Net asset value — End of year	$13.54	$12.06	$10.71	$10.03	$13.01
Total Return(2)	13.60%	13.83%	7.69%	(22.52)%	35.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,677	$66,680	$68,366	$68,349	$114,371
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.23%	1.24%	1.18%	1.15%	1.17%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.99%(4)	0.99%
Net investment income	1.24%	1.25%	1.15%	0.88%	0.80%
Portfolio Turnover	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Financial Highlights

	Global Water Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.19	$25.07	$21.93	$28.61	$21.67
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.49	$0.31	$0.22	$0.33
Net realized and unrealized gain (loss)	0.72	7.35	3.19	(6.62)	6.80
Total income (loss) from operations	$1.03	$7.84	$3.50	$(6.40)	$7.13
Less Distributions
From net investment income	$(0.46)	$(0.34)	$(0.20)	$(0.28)	$(0.19)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(2.47)	$(0.72)	$(0.36)	$(0.28)	$(0.19)
Net asset value — End of year	$30.75	$32.19	$25.07	$21.93	$28.61
Total Return(2)	4.38%	31.73%	16.00%	(22.62)%	33.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$250,071	$266,288	$217,322	$196,323	$246,978
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.29%	1.29%	1.29%	1.28%	1.29%
Net expenses	1.24%(4)	1.24%(4)	1.24%(4)	1.24%(4)	1.24%
Net investment income	1.09%	1.72%	1.20%	0.83%	1.21%
Portfolio Turnover	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Financial Highlights — continued

	Global Water Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$29.40	$22.94	$20.06	$26.19	$19.84
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.23	$0.09	$0.00(2)	$0.10
Net realized and unrealized gain (loss)	0.64	6.74	2.95	(6.06)	6.26
Total income (loss) from operations	$0.72	$6.97	$3.04	$(6.06)	$6.36
Less Distributions
From net investment income	$(0.22)	$(0.13)	$ —	$(0.07)	$(0.01)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(2.23)	$(0.51)	$(0.16)	$(0.07)	$(0.01)
Net asset value — End of year	$27.89	$29.40	$22.94	$20.06	$26.19
Total Return(3)	3.58%	30.72%	15.16%	(23.20)%	32.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,595	$18,524	$19,588	$23,291	$41,631
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.04%	2.04%	2.04%	2.03%	2.04%
Net expenses	1.99%(5)	1.99%(5)	1.99%(5)	1.99%(5)	1.99%
Net investment income	0.32%	0.89%	0.40%	0.02%	0.42%
Portfolio Turnover	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2025
Financial Highlights — continued

	Global Water Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.46	$25.28	$22.11	$28.84	$21.83
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.56	$0.38	$0.30	$0.40
Net realized and unrealized gain (loss)	0.72	7.41	3.22	(6.68)	6.86
Total income (loss) from operations	$1.11	$7.97	$3.60	$(6.38)	$7.26
Less Distributions
From net investment income	$(0.54)	$(0.41)	$(0.27)	$(0.35)	$(0.25)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(2.55)	$(0.79)	$(0.43)	$(0.35)	$(0.25)
Net asset value — End of year	$31.02	$32.46	$25.28	$22.11	$28.84
Total Return(2)	4.62%	32.02%	16.32%	(22.44)%	33.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$301,842	$321,335	$281,663	$245,189	$274,586
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.04%	1.04%	1.04%	1.03%	1.04%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.99%(4)	0.99%
Net investment income	1.34%	1.96%	1.46%	1.11%	1.47%
Portfolio Turnover	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated each Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of September 30, 2025, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,359,720	$ —	$1,359,720
Belgium	—	2,219,804	—	2,219,804
Brazil	4,495,566	—	—	4,495,566
Canada	7,491,225	—	—	7,491,225
Chile	773,941	2,433,953	—	3,207,894
China	2,703,880	6,236,754	—	8,940,634
Denmark	—	5,617,302	—	5,617,302
Finland	—	1,402,395	—	1,402,395
France	—	7,276,773	—	7,276,773
Germany	—	8,854,784	—	8,854,784
Hong Kong	—	721,342	—	721,342
India	—	2,037,770	—	2,037,770
Ireland	—	853,250	—	853,250
Italy	—	5,120,070	—	5,120,070
Japan	—	7,643,068	—	7,643,068
Netherlands	—	675,230	—	675,230
New Zealand	—	3,817,588	—	3,817,588
Norway	—	1,909,885	—	1,909,885
Portugal	—	1,593,121	—	1,593,121
Singapore	—	823,939	—	823,939
South Korea	—	4,544,222	—	4,544,222
Spain	—	6,977,459	—	6,977,459
Sweden	—	3,587,050	—	3,587,050
Switzerland	—	3,072,063	—	3,072,063
Taiwan	—	7,394,110	—	7,394,110
United Kingdom	808,925	5,277,463	—	6,086,388
United States	46,739,026	—	—	46,739,026
Total Common Stocks	$63,012,563	$91,449,115(1)	$ —	$154,461,678
Short-Term Investments:
Affiliated Fund	$207,670	$ —	$ —	$207,670
Securities Lending Collateral	4,613,467	—	—	4,613,467
Total Investments	$67,833,700	$91,449,115	$ —	$159,282,815

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$11,427,808	$ —	$11,427,808
Austria	—	4,695,447	—	4,695,447
Brazil	24,560,071	—	—	24,560,071
Canada	9,356,869	—	—	9,356,869
Chile	—	6,778,377	—	6,778,377
China	—	25,989,700	—	25,989,700
Finland	—	6,828,914	—	6,828,914
France	—	18,532,253	—	18,532,253
Germany	—	5,992,962	—	5,992,962
Italy	—	11,409,409	—	11,409,409
Japan	—	36,654,776	—	36,654,776
Mexico	4,907,003	—	—	4,907,003
Netherlands	—	8,030,030	—	8,030,030
Singapore	—	6,163,035	0	6,163,035
South Korea	—	9,933,976	—	9,933,976
Spain	—	6,163,956	—	6,163,956
Sweden	—	2,997,156	—	2,997,156
Switzerland	—	27,675,179	—	27,675,179
Taiwan	—	3,487,796	—	3,487,796
Thailand	—	5,598,339	—	5,598,339
United Kingdom	2,891,655	45,965,481	—	48,857,136
United States	277,407,535	—	—	277,407,535
Total Common Stocks	$319,123,133	$244,324,594(2)	$0	$563,447,727
Short-Term Investments:
Affiliated Fund	$1,360,502	$ —	$ —	$1,360,502
Securities Lending Collateral	1,614,721	—	—	1,614,721
Total Investments	$322,098,356	$244,324,594	$0	$566,422,950

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), Global Water filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the year ended September 30, 2025, the investment advisory fee for Global Energy Solutions and Global Water amounted to $1,047,424 and $3,945,236, respectively, or 0.75% and 0.72%, respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $417 and $509 for Global Energy Solutions and Global Water, respectively, relating to each Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $331,857 and $259,217 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $167,588 and $654,897 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the year ended September 30, 2025 amounted to $190,225 and $603,066, respectively, for Class A shares and $56,086 and $155,076, respectively, for Class C shares.
The Funds were informed that EVD received $5,147 and $14,632 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $8,320 for Global Water and none for Global Energy Solutions.
For the year ended September 30, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$—(1)	$3,593
Class C	505	625

(1)	Amount is less than $100.

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $43,504 and $62,586, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
During the year ended September 30, 2025, CRM reimbursed Global Energy Solutions $28,108 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$63,087,187	$128,423,014
Sales	81,346,965	185,501,692
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Global Energy Solutions		Global Water
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
Ordinary income	$1,325,072	$1,535,300	$13,493,853	$7,458,556
Long-term capital gains	$ —	$ —	$32,805,993	$7,794,064
During the year ended September 30, 2025, the following amounts were reclassified due to the Funds' use of equalization accounting. Tax equalization accounting allows the Funds to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Funds.
	Global Energy Solutions	Global Water
Change in:
Paid-in capital	$78,710	$2,210,453
Distributable earnings (Accumulated loss)	$(78,710)	$(2,210,453)

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Global Energy Solutions	Global Water
Undistributed ordinary income	$923,483	$5,521,953
Undistributed long-term capital gains	—	19,459,566
Deferred capital losses	(4,615,881)	—
Net unrealized appreciation (depreciation)	(5,559,123)	168,422,610
Distributable earnings (accumulated loss)	$(9,251,521)	$193,404,129
At September 30, 2025, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $4,615,881 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $4,615,881 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Funds at September 30, 2025, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$164,856,641	$398,073,397
Gross unrealized appreciation	$23,446,317	$191,310,396
Gross unrealized depreciation	(29,020,143)	(22,960,843)
Net unrealized appreciation (depreciation)	$(5,573,826)	$168,349,553
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan and the total value of collateral received were as follows:

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

	Global Energy Solutions	Global Water
Securities on Loan	$17,814,061	$38,460,620
Collateral Received:
Cash	4,613,467	1,614,721
U.S. government and/or agencies securities	13,886,768	38,614,717
Total Collateral Received	$18,500,235	$40,229,438
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,613,467	$ —	$ —	$ —	$4,613,467

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,614,721	$ —	$ —	$ —	$1,614,721
The carrying amounts of the liabilities for deposits for securities loaned at September 30, 2025 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at September 30, 2025. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Funds renewed their line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of each Fund’s investment in funds that may be deemed to be affiliated was $207,670 for Global Energy Solutions, which represents 0.1% of its net assets, and $1,360,502 for Global Water, which represents 0.2% of its net assets. Transactions in such investments by the Funds for the year ended September 30, 2025 were as follows:

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Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$100,183	$29,514,158	$(29,406,671)	$ —	$ —	$ 207,670	$11,458	207,670
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$41,314,328	$(39,953,826)	$ —	$ —	$1,360,502	$15,193	1,360,502
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Global Energy Solutions
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	412,355	$4,716,553	504,551	$5,434,854
Reinvestment of distributions	60,603	630,269	63,954	718,201
Shares redeemed	(1,306,662)	(14,443,871)	(1,538,290)	(16,749,907)
Net decrease	(833,704)	$(9,097,049)	(969,785)	$(10,596,852)
Class C
Shares sold	56,004	$615,620	30,064	$300,452
Reinvestment of distributions	368	3,579	542	5,679
Shares redeemed	(228,409)	(2,345,776)	(233,233)	(2,342,083)
Net decrease	(172,037)	$(1,726,577)	(202,627)	$(2,035,952)
Class I
Shares sold	1,122,287	$12,989,048	1,125,404	$12,285,682
Reinvestment of distributions	61,260	647,518	67,002	765,167
Shares redeemed	(1,938,549)	(21,646,666)	(2,043,493)	(22,435,274)
Net decrease	(755,002)	$(8,010,100)	(851,087)	$(9,384,425)

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Notes to Financial Statements — continued

Global Water
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	514,734	$14,927,481	549,629	$15,552,319
Reinvestment of distributions	671,343	17,904,723	196,253	5,449,947
Shares redeemed	(1,325,005)	(37,788,328)	(1,141,293)	(31,951,624)
Net decrease	(138,928)	$(4,956,124)	(395,411)	$(10,949,358)
Class C
Shares sold	32,433	$856,658	36,295	$914,810
Reinvestment of distributions	51,411	1,251,357	15,065	384,297
Shares redeemed	(190,676)	(5,033,377)	(275,248)	(7,040,128)
Net decrease	(106,832)	$(2,925,362)	(223,888)	$(5,741,021)
Class I
Shares sold	1,343,006	$38,775,354	1,214,915	$33,896,494
Reinvestment of distributions	841,618	22,605,850	283,879	7,934,434
Shares redeemed	(2,354,349)	(67,035,801)	(2,743,268)	(78,761,658)
Net decrease	(169,725)	$(5,654,597)	(1,244,474)	$(36,930,730)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Global Energy Solutions Fund and Calvert Global Water Fund and Board of Directors of Calvert Impact Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Calvert Global Energy Solutions Fund and Calvert Global Water Fund (the “Funds”), two of the funds constituting Calvert Impact Fund, Inc., as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:
Global Energy Solutions	$ 2,463,541
Global Water	$ 9,752,647
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund's dividend distribution that qualifies under tax law. For each Fund's fiscal 2025 ordinary income dividends, the following qualifies for the corporate dividends received deduction:
Global Energy Solutions	26.39%
Global Water	23.20%
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Funds paid foreign taxes and recognized foreign source income as follows:
	Foreign Taxes	Foreign Source Income
Global Energy Solutions	$310,945	$ 2,746,684
Global Water	$756,064	$ 9,818,420
Capital Gains Dividends. The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2025, the following amounts or, if subsequently determined to be different, the net capital gain of such year:
Global Energy Solutions	$ —
Global Water	$21,698,755

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Impact Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Impact Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	109,646,473	1,254,203
Von M. Hughes	105,264,380	5,636,296
Kim M. Keenan	109,747,670	1,153,006
Eddie Ramos	105,263,903	5,636,774
Carlton M. Waterhouse	105,299,103	5,601,573
Results are rounded to the nearest whole number.

Calvert
Global Energy Solutions Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Global Energy Solutions Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Energy Solutions Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2024, while it had outperformed its peer universe for the five-year period ended December 31, 2024. The performance data also indicated that the Fund had underperformed its custom benchmark for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.

Calvert
Global Energy Solutions Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
Global Water Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Global Water Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Water Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2024, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. This performance data also indicated that the Fund had underperformed its custom benchmark for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.

Calvert
Global Water Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CGAEX-NCSR 9.30.25

Calvert
Green Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Green Bond Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments

Asset-Backed Securities — 9.7%

Security	Principal Amount (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	5,900	$ 5,997,646
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	1,267	1,051,550
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,106	940,153
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,331	2,152,926
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,149	973,612
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,460	2,394,229
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	384	235,692
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	347	326,511
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	980	812,762
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	497	469,083
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	1,958	1,737,476
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,478	1,321,135
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	759	668,707
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	872	758,998
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,077	889,487
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	645	516,772
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	438	373,273
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,538	1,276,927
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	218	211,651
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	28	26,192
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	897	753,994
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,836	2,092,980
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,180	4,619,353
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,157	1,703,281
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,641	1,658,829
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,255	1,056,705
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	5,711	4,656,696
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,343	1,142,914
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,066	1,978,084
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	6,679	6,015,996
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	3,897	3,744,463
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,349	3,916,027
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,463	1,390,023
Security	Principal Amount (000's omitted)		Value
Tesla Auto Lease Trust:
Series 2023-A, Class A4, 5.94%, 7/20/27(1)		118	$ 118,322
Series 2023-B, Class A3, 6.13%, 9/21/26(1)		1,964	1,966,717
Series 2023-B, Class A4, 6.22%, 3/22/27(1)		1,350	1,355,008
Series 2024-B, Class A3, 4.82%, 10/20/27(1)		2,410	2,424,074
Tesla Lease Electric Vehicle Securitization LLC:
Series 2025-A, Class A2, 4.14%, 6/20/28(1)		2,506	2,509,042
Series 2025-A, Class A3, 4.27%, 11/20/28(1)		2,690	2,694,888
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,444	4,124,335
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)		1,235	1,184,352
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,157	3,844,633
Total Asset-Backed Securities (identified cost $87,799,589)			$78,085,498

Commercial Mortgage-Backed Securities — 10.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,823,919
Series KG04, Class A2, 1.487%, 11/25/30	20,000	17,651,232
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	18,882,475
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)	4,622	4,530,523
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	9,233	9,050,220
Series 2018-M13, Class A2, 3.875%, 9/25/30(2)	4,975	4,897,807
Series 2019-M1, Class A2, 3.661%, 9/25/28(2)	4,101	4,044,582
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,278	5,936,862
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,337,501
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.693%, (1 mo. SOFR + 1.542%), 8/15/42(1)(3)	3,980	3,983,513
Total Commercial Mortgage-Backed Securities (identified cost $80,879,481)		$80,138,634

Corporate Bonds — 47.3%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.4%
Comcast Corp., 4.65%, 2/15/33(4)		6,000	$ 6,029,373
Telefonica Emisiones SA, 4.183%, 11/21/33(5)	EUR	1,300	1,580,879
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	10,261,317
5.50%, 2/23/54(4)		5,000	4,928,688

1
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Communications (continued)
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	$ 4,602,981
			$ 27,403,238
Consumer, Cyclical — 2.9%
Ford Motor Co., 3.25%, 2/12/32		14,671	$ 12,840,331
General Motors Co., 5.40%, 10/15/29		9,989	10,320,719
			$ 23,161,050
Consumer, Non-cyclical — 1.0%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,894,584
Conservation Fund, 3.474%, 12/15/29		2,345	2,211,186
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,193,499
PepsiCo, Inc.:
2.875%, 10/15/49		1,065	715,357
3.90%, 7/18/32		800	781,732
			$7,796,358
Energy — 0.6%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$200,964
6.45%, 3/5/34(1)		855	829,895
6.95%, 3/5/54(1)		1,500	1,380,950
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,843,850
			$5,255,659
Financial — 16.7%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,835,770
4.75%, 4/15/35		3,332	3,256,013
AXA SA, 1.375% to 4/7/31, 10/7/41(5)(6)	EUR	5,545	5,860,101
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(5)(6)	EUR	4,500	4,997,805
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(5)(6)	EUR	7,500	8,627,016
1.675% to 6/30/26, 6/30/27(1)(6)		1,355	1,328,150
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(5)(6)	EUR	6,300	7,343,602
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,965,897
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(6)	EUR	2,000	2,427,839
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(6)		7,021	6,931,594
Danske Bank AS, 3.75% to 11/19/31, 11/19/36(5)(6)	EUR	2,000	2,367,969
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	6,877,234
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(6)		1,500	1,457,959
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		8,492	8,646,594
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		605	599,223
3.75%, 9/15/30(1)		1,783	1,645,445
Healthpeak OP LLC, 2.125%, 12/1/28		3,000	2,810,104
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
ING Groep NV:
0.875% to 3/9/27, 6/9/32(5)(6)	EUR	5,400	$ 6,156,333
4.625%, 1/6/26(1)		4,025	4,028,109
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(6)	GBP	3,000	4,198,372
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(6)		8,300	8,466,528
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,781,595
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(6)	EUR	3,200	3,341,560
PNC Financial Services Group, Inc., 4.758% to 1/26/26, 1/26/27(6)		920	921,078
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	7,489,243
Prologis LP, 1.25%, 10/15/30		1,477	1,283,170
Prudential Financial, Inc., 1.50%, 3/10/26		8,131	8,038,054
REC Ltd., 5.625%, 4/11/28(1)(4)		3,841	3,947,353
Royal Bank of Canada, 1.15%, 7/14/26		2,000	1,956,831
Svenska Handelsbanken AB, 3.625% to 11/4/31, 11/4/36(5)(6)	EUR	2,000	2,366,165
Toronto-Dominion Bank, 5.264%, 12/11/26		2,775	2,814,240
Vonovia SE, 2.375%, 3/25/32(5)	EUR	2,200	2,440,820
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,257,693
			$134,465,459
Government - Multinational — 5.0%
Asian Development Bank:
1.75%, 8/14/26		2,665	$2,618,117
2.375%, 8/10/27		4,000	3,908,685
3.125%, 9/26/28		800	788,044
European Investment Bank, 2.375%, 5/24/27		9,028	8,842,246
International Bank for Reconstruction & Development:
3.125%, 11/20/25		4,150	4,143,639
4.125%, 3/20/30		11,880	12,063,243
6.875%, 2/9/29	MXN	70,000	3,724,580
International Finance Corp., 2.125%, 4/7/26		3,987	3,949,877
			$40,038,431
Industrial — 2.5%
Jabil, Inc., 4.25%, 5/15/27		5,150	$5,153,080
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	4,123,971
Owens Corning, 3.95%, 8/15/29		1,382	1,365,125
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34		900	934,476
5.777%, 4/3/54(4)		3,285	3,358,619
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,240,186
2.25%, 1/30/31(4)		1,821	1,636,770
			$19,812,227
Technology — 3.3%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,381,857

2
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
Intel Corp., 4.15%, 8/5/32		4,000	$ 3,859,998
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	5,477,509
3.40%, 5/1/30(4)		2,861	2,744,159
			$ 26,463,523
Utilities — 11.9%
AES Corp., 2.45%, 1/15/31(4)		11,377	$ 10,193,330
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.625%, 2/15/32(5)	EUR	2,250	2,757,582
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,077,881
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,450	4,513,711
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(5)	EUR	800	959,704
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,180,399
4.625%, 6/15/27(1)(4)		6,500	6,546,462
5.00%, 6/15/32(1)		2,692	2,739,084
Engie SA, 4.75% to 3/14/30(5)(6)(7)	EUR	2,100	2,576,539
Eurogrid GmbH, 3.279%, 9/5/31(5)	EUR	700	827,491
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(5)(6)(7)	EUR	2,400	2,616,604
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	10,352,185
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,101,817
3.65%, 8/1/48		4,490	3,430,074
4.25%, 7/15/49		4,190	3,510,015
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		16,515	15,615,748
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,482	1,335,195
Northern States Power Co., 2.60%, 6/1/51		3,798	2,381,565
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,876,601
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	2,023,962
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,456,649
4.10%, 6/15/48		1,000	803,660
SSE PLC, 3.50%, 3/18/32(5)	EUR	1,450	1,729,026
TenneT Holding BV, 4.625% to 3/21/29(5)(6)(7)	EUR	2,140	2,591,718
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,885,692
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)		2,015	2,114,630
			$95,197,324
Total Corporate Bonds (identified cost $389,244,962)			$379,593,269

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(8)	$989	$ 979,572
Total High Social Impact Investments (identified cost $989,467)		$ 979,572

Preferred Stocks — 1.1%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,888,452
		$ 4,888,452
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,232,800
Series A2, 6.375%	169,100	2,548,337
		$ 3,781,137
Total Preferred Stocks (identified cost $14,459,994)		$ 8,669,589

Sovereign Government Bonds — 8.3%

Security	Principal Amount* (000’s omitted)		Value
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34		11,000	$ 11,519,204
			$ 11,519,204
Chile — 0.3%
Chile Government International Bonds:
0.83%, 7/2/31	EUR	1,049	$ 1,080,826
2.55%, 1/27/32		1,500	1,338,000
			$ 2,418,826
Finland — 0.6%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)		4,500	$4,476,907
			$4,476,907
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		5,023	$4,886,403
4.375%, 2/28/34		22,413	22,903,964
			$27,790,367

3
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(5)		1,576	$ 1,640,854
			$ 1,640,854
Netherlands — 1.3%
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)		10,866	$ 10,783,945
			$ 10,783,945
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	2,024	$ 2,318,071
			$ 2,318,071
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33		1,429	$1,497,737
			$1,497,737
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)		4,000	$4,108,535
			$4,108,535
Total Sovereign Government Bonds (identified cost $65,463,809)			$66,554,446

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,576,678
		$ 6,576,678
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,461,447
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(9)	90	92,415
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	566,485
Green Bonds, 2.184%, 9/1/31	500	448,517
Green Bonds, 2.264%, 9/1/32	445	391,523
Green Bonds, 2.344%, 9/1/33	1,445	1,248,482
		$4,208,869
Total Taxable Municipal Obligations (identified cost $13,362,213)		$10,785,547

U.S. Government Agencies and Instrumentalities — 0.7%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,425	$ 2,324,981
2.36%, 10/15/29	1,571	1,521,478
3.52%, 9/20/32	1,899	1,855,778
Total U.S. Government Agencies and Instrumentalities (identified cost $5,894,848)		$ 5,702,237

U.S. Government Agency Mortgage-Backed Securities — 13.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2054	$27,920	$ 27,737,662
5.50%, with various maturities to 2054	38,147	38,588,009
Federal National Mortgage Association:
2.68%, 7/1/26	1,841	1,821,403
5.00%, with various maturities to 2055	11,447	11,396,879
5.50%, with various maturities to 2055	27,614	27,898,841
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $105,937,876)		$107,442,794

Short-Term Investments — 9.2%
Affiliated Fund — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(10)	55,324,254	$ 55,324,254
Total Affiliated Fund (identified cost $55,324,254)		$ 55,324,254
Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(11)	18,191,580	$ 18,191,580
Total Securities Lending Collateral (identified cost $18,191,580)		$ 18,191,580
Total Short-Term Investments (identified cost $73,515,834)		$ 73,515,834
Total Investments — 101.2% (identified cost $837,548,073)		$811,467,420
Other Assets, Less Liabilities — (1.2)%		$ (9,481,546)
Net Assets — 100.0%		$801,985,874

4
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $161,464,781 or 20.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $23,299,686.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $71,857,374 or 8.8% of the Fund's net assets.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Restricted security. Total market value of restricted securities amounts to $979,572, which represents 0.1% of the net assets of the Fund as of September 30, 2025.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(10)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of September 30, 2025.
(11)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.0%
Netherlands	4.6
Germany	4.2
Other (less than 3.0% each)	21.2
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	129	USD	94	Barclays Bank PLC	12/17/25	$ —	$(1)
USD	85,297,427	EUR	72,041,137	Bank of America, N.A.	12/17/25	346,604	—
USD	9,202,092	GBP	6,785,918	JPMorgan Chase Bank, N.A.	12/17/25	74,791	—
USD	59	SEK	548	JPMorgan Chase Bank, N.A.	12/17/25	—	—
						$421,395	$(1)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	401	Long	12/31/25	$83,567,774	$43,472
U.S. 5-Year Treasury Note	233	Long	12/31/25	25,442,508	27,887
U.S. 10-Year Treasury Note	486	Long	12/19/25	54,675,000	215,383
U.S. Long Treasury Bond	158	Long	12/19/25	18,421,813	364,237
U.S. Ultra-Long Treasury Bond	355	Long	12/19/25	42,622,188	1,039,639
U.S. Ultra 10-Year Treasury Note	(141)	Short	12/19/25	(16,226,016)	(135,601)
					$1,555,017
5
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$989,467
		$989,467

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
6
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $782,223,819) - including $23,299,686 of securities on loan	$756,143,166
Investments in securities of affiliated issuers, at value (identified cost $55,324,254)	55,324,254
Receivable for open forward foreign currency exchange contracts	421,395
Cash	79,521
Cash denominated in foreign currency, at value (cost $113,932)	114,001
Deposits for derivatives collateral:
Futures contracts	3,874,313
Forward foreign currency exchange contracts	530,000
Receivable for capital shares sold	637,978
Interest receivable	5,066,803
Dividends receivable - affiliated	171,187
Securities lending income receivable	4,006
Receivable from affiliate	168,868
Directors' deferred compensation plan	110,478
Total assets	$822,645,970
Liabilities
Cash collateral due to brokers	$530,000
Payable for variation margin on open futures contracts	185,819
Payable for open forward foreign currency exchange contracts	1
Payable for capital shares redeemed	1,050,119
Distributions payable	61,068
Deposits for securities loaned	18,191,580
Payable to affiliates:
Investment advisory fee	158,597
Administrative fee	78,943
Distribution and service fees	15,402
Sub-transfer agency fee	3,226
Directors' deferred compensation plan	110,478
Accrued expenses	274,863
Total liabilities	$20,660,096
Net Assets	$801,985,874
Sources of Net Assets
Paid-in capital	$901,677,369
Accumulated loss	(99,691,495)
Net Assets	$801,985,874
Class A Shares
Net Assets	$74,308,249
Shares Outstanding	5,173,976
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.36
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$14.84
7
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class I Shares
Net Assets	$684,035,269
Shares Outstanding	47,559,481
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.38
Class R6 Shares
Net Assets	$43,642,356
Shares Outstanding	3,032,600
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.39
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $51,127)	$715,290
Dividend income - affiliated issuers	1,905,418
Interest income	29,622,205
Securities lending income, net	62,931
Total investment income	$32,305,844
Expenses
Investment advisory fee	$1,973,318
Administrative fee	947,193
Distribution and service fees:
Class A	177,700
Directors' fees and expenses	42,930
Custodian fees	30,019
Transfer agency fees and expenses	677,915
Accounting fees	180,670
Professional fees	79,743
Registration fees	67,409
Reports to shareholders	89,698
Miscellaneous	40,041
Total expenses	$4,306,636
Waiver and/or reimbursement of expenses by affiliates	$(421,571)
Net expenses	$3,885,065
Net investment income	$28,420,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(2,151,053)
Futures contracts	(7,777,534)
Foreign currency transactions	21,202
Forward foreign currency exchange contracts	(3,445,406)
Net realized loss	$(13,352,791)
Change in unrealized appreciation (depreciation):
Investment securities	$8,589,785
Futures contracts	1,319,453
Foreign currency	34,302
Forward foreign currency exchange contracts	1,171,406
Net change in unrealized appreciation (depreciation)	$11,114,946
Net realized and unrealized loss	$(2,237,845)
Net increase in net assets from operations	$26,182,934
9
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$28,420,779	$25,193,422
Net realized loss	(13,352,791)	(11,034,926)
Net change in unrealized appreciation (depreciation)	11,114,946	67,951,272
Net increase in net assets from operations	$26,182,934	$82,109,768
Distributions to shareholders:
Class A	$(2,390,774)	$(2,332,014)
Class I	(24,133,571)	(23,466,371)
Class R6	(1,831,840)	(1,768,376)
Total distributions to shareholders	$(28,356,185)	$(27,566,761)
Capital share transactions:
Class A	$2,848,464	$1,970,291
Class I	6,921,515	14,888,386
Class R6	(10,331,687)	9,954,076
Net increase (decrease) in net assets from capital share transactions	$(561,708)	$26,812,753
Net increase (decrease) in net assets	$(2,734,959)	$81,355,760
Net Assets
At beginning of year	$804,720,833	$723,365,073
At end of year	$801,985,874	$804,720,833
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.39	$13.38	$13.51	$16.15	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.44	$0.32	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.03)	1.05	(0.11)	(2.57)	(0.18)
Total income (loss) from operations	$0.44	$1.49	$0.21	$(2.35)	$0.03
Less Distributions
From net investment income	$(0.47)	$(0.48)	$(0.33)	$(0.24)	$(0.24)
From net realized gain	—	—	(0.01)	(0.05)	—
Total distributions	$(0.47)	$(0.48)	$(0.34)	$(0.29)	$(0.24)
Net asset value — End of year	$14.36	$14.39	$13.38	$13.51	$16.15
Total Return(2)	3.19%	11.33%	1.49%	(14.67)%	0.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,308	$71,564	$64,700	$71,019	$89,164
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.78%	0.78%	0.78%	0.77%	0.76%
Net expenses	0.72%(4)	0.73%(4)	0.73%(4)	0.73%(4)	0.73%
Net investment income	3.37%	3.14%	2.34%	1.49%	1.28%
Portfolio Turnover	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.41	$13.39	$13.53	$16.17	$16.38
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.47	$0.36	$0.26	$0.25
Net realized and unrealized gain (loss)	(0.03)	1.07	(0.12)	(2.57)	(0.18)
Total income (loss) from operations	$0.48	$1.54	$0.24	$(2.31)	$0.07
Less Distributions
From net investment income	$(0.51)	$(0.52)	$(0.37)	$(0.28)	$(0.28)
From net realized gain	—	—	(0.01)	(0.05)	—
Total distributions	$(0.51)	$(0.52)	$(0.38)	$(0.33)	$(0.28)
Net asset value — End of year	$14.38	$14.41	$13.39	$13.53	$16.17
Total Return(2)	3.45%	11.68%	1.67%	(14.44)%	0.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$684,035	$678,859	$617,734	$661,646	$863,670
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.53%	0.53%	0.52%	0.51%
Net expenses	0.47%(4)	0.48%(4)	0.48%(4)	0.48%(4)	0.48%
Net investment income	3.62%	3.39%	2.59%	1.73%	1.52%
Portfolio Turnover	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.42	$13.40	$13.54	$16.18	$16.39
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.48	$0.36	$0.29	$0.26
Net realized and unrealized gain (loss)	(0.03)	1.06	(0.12)	(2.59)	(0.18)
Total income (loss) from operations	$0.49	$1.54	$0.24	$(2.30)	$0.08
Less Distributions
From net investment income	$(0.52)	$(0.52)	$(0.37)	$(0.29)	$(0.29)
From net realized gain	—	—	(0.01)	(0.05)	—
Total distributions	$(0.52)	$(0.52)	$(0.38)	$(0.34)	$(0.29)
Net asset value — End of year	$14.39	$14.42	$13.40	$13.54	$16.18
Total Return(2)	3.50%	11.73%	1.72%	(14.39)%	0.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,642	$54,298	$40,931	$38,160	$9,277
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.44%	0.48%	0.48%	0.47%	0.46%
Net expenses	0.42%(4)	0.43%(4)	0.43%(4)	0.43%(4)	0.43%
Net investment income	3.67%	3.45%	2.65%	1.96%	1.56%
Portfolio Turnover	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
14

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$78,085,498	$ —	$78,085,498
Commercial Mortgage-Backed Securities	—	80,138,634	—	80,138,634
Corporate Bonds	—	379,593,269	—	379,593,269
High Social Impact Investments	—	979,572	—	979,572
Preferred Stocks	8,669,589	—	—	8,669,589
Sovereign Government Bonds	—	66,554,446	—	66,554,446
Taxable Municipal Obligations	—	10,785,547	—	10,785,547
U.S. Government Agencies and Instrumentalities	—	5,702,237	—	5,702,237
U.S. Government Agency Mortgage-Backed Securities	—	107,442,794	—	107,442,794
Short-Term Investments:
Affiliated Fund	55,324,254	—	—	55,324,254
Securities Lending Collateral	18,191,580	—	—	18,191,580
Total Investments	$82,185,423	$729,281,997	$ —	$811,467,420
Forward Foreign Currency Exchange Contracts	$ —	$421,395	$ —	$421,395
Futures Contracts	1,690,618	—	—	1,690,618
Total	$83,876,041	$729,703,392	$ —	$813,579,433
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1)	$ —	$(1)
Futures Contracts	(135,601)	—	—	(135,601)
Total	$(135,601)	$(1)	$ —	$(135,602)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $1,973,318.
16

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $64,023 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $357,548.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $947,193.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $177,700 for Class A shares.
The Fund was informed that EVD received $4,139 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $12,359 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns were $98,727,454 and $157,107,831, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $61,666,246 and $55,446,880, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$28,356,185	$27,566,761
During the year ended September 30, 2025, accumulated loss was increased by $187,113 and paid-in capital was increased by $187,113 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
17

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,829,533
Deferred capital losses	(73,132,045)
Net unrealized depreciation	(28,327,915)
Distributions payable	(61,068)
Accumulated loss	$(99,691,495)
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $73,132,045 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $4,872,987 are short-term and $68,259,058 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$839,817,366
Gross unrealized appreciation	$12,418,362
Gross unrealized depreciation	(40,768,308)
Net unrealized depreciation	$(28,349,946)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2025 is included in the Schedule of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the year ended September 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended September 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $1. At September 30, 2025, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA
18

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
At September 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$1,690,618(1)	$1,690,618
Receivable for open forward foreign currency exchange contracts	421,395	—	421,395
Total Asset Derivatives	$421,395	$1,690,618	$2,112,013
Derivatives not subject to master netting or similar agreements	$—	$1,690,618	$1,690,618
Total Asset Derivatives subject to master netting or similar agreements	$421,395	$—	$421,395
Accumulated loss	$ —	$(135,601)(1)	$(135,601)
Payable for open forward foreign currency exchange contracts	(1)	—	(1)
Total Liability Derivatives	$(1)	$(135,601)	$(135,602)
Derivatives not subject to master netting or similar agreements	$—	$(135,601)	$(135,601)
Total Liability Derivatives subject to master netting or similar agreements	$(1)	$—	$(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$346,604	$ —	$ —	$(346,604)	$ —
JPMorgan Chase Bank, N.A.	74,791	—	—	(74,791)	—
	$421,395	$ —	$ —	$(421,395)	$ —

19

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(1)	$ —	$ —	$ —	$(1)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2025 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$(3,445,406)	$ —	$(3,445,406)
Futures contracts	—	(7,777,534)	(7,777,534)
Total	$(3,445,406)	$(7,777,534)	$(11,222,940)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$1,171,406	$ —	$1,171,406
Futures contracts	—	1,319,453	1,319,453
Total	$1,171,406	$1,319,453	$2,490,859
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$268,462,000	$35,581,000	$67,427,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan, including accrued interest, was $23,582,047 and the total value of collateral received was $24,082,297, comprised of cash of $18,191,580 and U.S. government and/or agencies securities of $5,890,717.
20

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$18,191,580	$ —	$ —	$ —	$18,191,580
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
8  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $55,324,254, which represents 6.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$13,512,011	$291,808,819	$(249,996,576)	$ —	$ —	$55,324,254	$1,905,418	55,324,254
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,066,402	$15,016,248	938,947	$13,062,230
Reinvestment of distributions	163,412	2,306,568	162,177	2,255,426
Shares redeemed	(1,027,615)	(14,474,352)	(966,632)	(13,347,365)
Net increase	202,199	$2,848,464	134,492	$1,970,291
21

Calvert
Green Bond Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	12,715,834	$179,315,397	13,586,862	$189,054,856
Reinvestment of distributions	1,668,864	23,587,653	1,663,198	23,157,673
Shares redeemed	(13,921,105)	(195,981,535)	(14,280,235)	(197,324,143)
Net increase	463,593	$6,921,515	969,825	$14,888,386
Class R6
Shares sold	912,943	$12,879,209	1,112,657	$15,515,903
Reinvestment of distributions	104,163	1,473,146	98,935	1,379,242
Shares redeemed	(1,749,236)	(24,684,042)	(501,089)	(6,941,069)
Net increase (decrease)	(732,130)	$(10,331,687)	710,503	$9,954,076
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
22

Calvert
Green Bond Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Green Bond Fund and Board of Directors of Calvert Impact Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Green Bond Fund (the “Fund”), one of the funds constituting Calvert Impact Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
Green Bond Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Fund designates 84.89% of distributions from net investment income as a 163(j) interest dividend.
24

Calvert
Green Bond Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Impact Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Impact Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	109,646,473	1,254,203
Von M. Hughes	105,264,380	5,636,296
Kim M. Keenan	109,747,670	1,153,006
Eddie Ramos	105,263,903	5,636,774
Carlton M. Waterhouse	105,299,103	5,601,573
Results are rounded to the nearest whole number.
25

Calvert
Green Bond Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
Green Bond Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Green Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The performance data also indicated that the Fund had underperformed its benchmark index for the one-year period ended December 31, 2024, while the Fund had outperformed its benchmark index for the three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
27

Calvert
Green Bond Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

CGAFX-NCSR 9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 24, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025